Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 16, 2011	Mar. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ENERGIZER HOLDINGS INC
Entity Central Index Key	0001096752
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Trading Symbol	ENR
Document Type	8-K
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes
Entity Public Float			$ 4,901,860,442
Entity Common Stock, Shares Outstanding		66,903,283

CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Earnings
Net sales	$ 4,645.7	$ 4,248.3	$ 3,999.8
Cost of products sold	2,500	2,229	2,141.2
Gross profit	2,145.7	2,019.3	1,858.6
Selling, general and administrative expense	856.1	765.7	742.6
Advertising and promotion expense	524	461.3	414.5
Research and development expense	108.3	97.1	90.5
Household Products restructuring	79	0	0
Interest expense	121.4	125.4	144.7
Cost of early debt retirements	19.9	0	0
Other financing expense, net	31	26.4	21
Earnings before income taxes	406	543.4	445.3
Income tax expense (benefit)	144.8	140.4	147.5
Net earnings	261.2	403	297.8
Earnings Per Share
Basic net earnings per share	$ 3.75	$ 5.76	$ 4.77
Diluted net earnings per share	$ 3.72	$ 5.72	$ 4.72
Statement of Comprehensive Income
Net earnings	261.2	403	297.8
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	(8.7)	(43.2)	12.7
Pension/postretirement activity, net of tax of $(25.6) in 2011, $(19.8) in 2010, and $(45.9) in 2009	(26.4)	(47.5)	(78.6)
Deferred (loss)/gain on hedging activity, net of tax of $5.3 in 2011, $(6.9) in 2010 and $0.9 in 2009	11.7	(11.7)	3.1
Comprehensive income	$ 237.8	$ 300.6	$ 235

CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other comprehensive (loss)/income, pension and postretirement activity, tax	$ (25.6)	$ (19.8)	$ (45.9)
Other comprehensive (loss)/income, deferred gain on hedging activity, tax	$ 5.3	$ (6.9)	$ 0.9

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2011		Sep. 30, 2010
Current assets
Cash and cash equivalents	$ 471.2		$ 629.7
Trade receivables, net	893.6	[1]	824.8	[2]
Inventories	653.4		666.3
Other current assets	374.4		308.7
Total current assets	2,392.6		2,429.5
Property, plant and equipment, net	885.4		840.6
Goodwill	1,475.3		1,316.4
Other intangible assets, net	1,878.2		1,774.2
Other assets	31.9		27.2
Total assets	6,663.4		6,387.9
Liabilities and Shareholders' Equity
Current maturities of long-term debt	106		266
Notes payable	56		24.9
Accounts payable	289.6		271
Other current liabilities	707.7		691.6
Total current liabilities	1,159.3		1,253.5
Long-term debt	2,206.5		2,022.5
Other liabilities	1,196.3		1,012.3
Total liabilities	4,562.1		4,288.3
Shareholders' equity
Preferred stock, $.01 par value, none outstanding	0		0
Common stock, $.01 par value, issued 108,008,682 shares at 2011 and 2010	1.1		1.1
Additional paid-in capital	1,593.6		1,569.5
Retained earnings	2,613		2,353.9
Common stock in treasury, at cost, 40,932,950 shares at 2011 and 37,652,891 shares at 2010	(1,925.7)		(1,667.6)
Accumulated other comprehensive loss	(180.7)		(157.3)
Total shareholders' equity	2,101.3		2,099.6
Total liabilities and shareholders' equity	$ 6,663.4		$ 6,387.9

[1]	Trade receivables, net for the Non-Guarantors includes approximately $373 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $341 at September 30, 2010 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Statement of Financial Position [Abstract]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares, Issued	108,008,682	108,008,682
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Treasury Stock, Number of Shares Held	40,932,950	37,652,891

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash Flow from Operations
Net earnings	$ 261.2	$ 403	$ 297.8
Adjustments to reconcile net earnings to net cash flow from operations:
Depreciation and amortization	(181.3)	(139.2)	(130.4)
Deferred income taxes	26.4	(1.3)	(8.2)
Other non-cash charges	84.2	71.9	68.1
Other, net	(30.4)	12.8	(9.7)
Operating cash flow before changes in working capital	522.7	625.6	478.4
Changes in assets and liabilities used in operations, net of effects of business acquisitions:
(Increase)/decrease in accounts receivable, net	(22.5)	(26.4)	106.7
(Increase)/decrease in inventories	65.1	(2.3)	21.8
Decrease/(increase) in other current assets	(32.6)	1.4	(8.2)
Increase/(decrease) in accounts payable	(12)	41.3	(28.1)
Increase/(decrease) in other current liabilities	(108.2)	12.8	(81.4)
Net cash flow from operations	412.5	652.4	489.2
Cash Flow from Investing Activities
Capital expenditures	(98)	(108.7)	(139.7)
Proceeds from sale of assets	7.6	0.8	2.5
Acquisitions, net of cash acquired	(267.1)	0	(275)
Other, net	(6)	(5.4)	0
Net cash used by investing activities	(363.5)	(113.3)	(412.2)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	600	0	0
Payment of debt issue cost	(7.6)	0	0
Cash payments on debt with original maturities greater than 90 days	(576)	(101)	(306)
Net (decrease)/increase in debt with original maturities of 90 days or less	45.7	(151.9)	(102)
Common stock purchased	(276)	0	0
Proceeds from issuance of common stock	8.2	12.6	515.8
Excess tax benefits from share-based payments	3.7	5.8	3.2
Net cash (used by)/from financing activities	(202)	(234.5)	111
Effect of exchange rate changes on cash	(5.5)	(34.2)	0.1
Net increase/(decrease) in cash and cash equivalents	(158.5)	270.4	188.1
Cash and cash equivalents, beginning of period	629.7	359.3	171.2
Cash and cash equivalents, end of period	$ 471.2	$ 629.7	$ 359.3

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Translation Adjustment [Member]	Accumulated Pension Liability [Member]	Accumulated Deferred Loss on Hedging Activity [Member]
Balance at Sep. 30, 2008		$ 1	$ 1,034.9	$ 1,671.8	$ (1,719.3)		$ 51.3	$ (36.6)	$ (6.8)
Balance (Shares) at Sep. 30, 2008		(97,084)			(38,901)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net proceeds from equity offering		0.1	510.1
Net proceeds from equity offering (Shares)		10,925
Net earnings	297.8			297.8
Activity under stock plans			10.3	(6.4)	16.9
Activity under stock plans (Shares)					414
Treasury stock purchased					0
Treasury stock purchased (shares)					0
Foreign currency translation adjustment	12.7						12.7
Pension/postretirement activity	(78.6)							(78.6)
Activity	3.1								3.1
Balance at Sep. 30, 2009	1,762.3	1.1	1,555.3	1,963.2	(1,702.4)	(54.9)	64	(115.2)	(3.7)
Balance (Shares) at Sep. 30, 2009		(108,009)			(38,487)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net proceeds from equity offering		0	0
Net proceeds from equity offering (Shares)		0
Net earnings	403			403
Activity under stock plans			14.2	(12.3)	34.8
Activity under stock plans (Shares)					834
Treasury stock purchased					0
Treasury stock purchased (shares)					0
Foreign currency translation adjustment	(43.2)						(43.2)
Pension/postretirement activity	(47.5)							(47.5)
Activity	(11.7)								(11.7)
Balance at Sep. 30, 2010	2,099.6	1.1	1,569.5	2,353.9	(1,667.6)	(157.3)	20.8	(162.7)	(15.4)
Balance (Shares) at Sep. 30, 2010		(108,009)			(37,653)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net proceeds from equity offering		0	0
Net proceeds from equity offering (Shares)		0
Net earnings	261.2			261.2
Activity under stock plans			24.1	(2.1)	17.9
Activity under stock plans (Shares)					469
Treasury stock purchased					(276)
Treasury stock purchased (shares)					3,749
Foreign currency translation adjustment	(8.7)						(8.7)
Pension/postretirement activity	(26.4)							(26.4)
Activity	11.7								11.7
Balance at Sep. 30, 2011	$ 2,101.3	$ 1.1	$ 1,593.6	$ 2,613	$ (1,925.7)	$ (180.7)	$ 12.1	$ (189.1)	$ (3.7)
Balance (Shares) at Sep. 30, 2011		(108,009)			(40,933)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Stockholders' Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ (99.3)	$ (73.7)	$ (53.9)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Tax Effect	$ (3.7)	$ (9)	$ (2.1)

Basis of Presentation and Use of Estimates	12 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Basis of Presentation and Use of Estimates

The financial statements include the accounts of the Company and its majority-owned subsidiaries. All significant intercompany transactions are eliminated. The Company has no material equity method or variable interests.

Preparation of the financial statements in conformity with generally accepted accounting principles in the U.S. (GAAP) requires Energizer Holdings, Inc. and its subsidiaries (the Company) to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses. On an ongoing basis, the Company evaluates its estimates, including those related to customer programs and incentives, product returns, bad debts, inventories, intangible and other long-lived assets, income taxes, financing, pensions and other postretirement benefits, contingencies and acquisitions. Actual results could differ from those estimates.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies

The Company's significant accounting policies, which conform to GAAP and are applied on a consistent basis among all years presented, except as indicated, are described below.

Foreign Currency Translation - Financial statements of foreign operations where the local currency is the functional currency are translated using end-of-period exchange rates for assets and liabilities, and average exchange rates during the period for results of operations. Related translation adjustments are reported as a component within accumulated other comprehensive income in the shareholders’ equity section of the Consolidated Balance Sheets.

For foreign operations that are considered highly inflationary, translation practices differ in that inventories, properties, accumulated depreciation and depreciation expense are translated at historical rates of exchange, and translation adjustments for monetary assets and liabilities are included in earnings. Gains and losses from foreign currency transactions are generally included in earnings.

Effective January 1, 2010, the financial statements for our Venezuela subsidiary are consolidated under the rules governing the translation of financial information in a highly inflationary economy based on the use of the blended National Consumer Price Index in Venezuela. Under GAAP, an economy is considered highly inflationary if the cumulative inflation rate for a three year period meets or exceeds 100 percent. If a subsidiary is considered to be in a highly inflationary economy, the financial statements of the subsidiary must be re-measured into our reporting currency (U.S. dollar) and future exchange gains and losses from the re-measurement of monetary assets and liabilities are reflected in current earnings, rather than exclusively in the equity section of the balance sheet, until such time as the economy is no longer considered highly inflationary. For further information regarding the Company’s Venezuela affiliate, see Note 5 of the Notes to Consolidated Financial Statements.

Financial Instruments and Derivative Securities - The Company uses financial instruments, from time to time, in the management of foreign currency, interest rate and other risks that are inherent to its business operations. Such instruments are not held or issued for trading purposes.

Foreign exchange (F/X) instruments, including currency forwards, are used primarily to reduce transaction exposures and, to a lesser extent, to manage other translation exposures. F/X instruments used are selected based on their risk reduction attributes and the related market conditions. The Company has designated certain foreign currency contracts as cash flow hedges for accounting purposes as of September 30, 2011.

The Company also holds a derivative instrument contract to mitigate the risk of its deferred compensation liabilities.

The Company uses raw materials that are subject to price volatility. The Company uses hedging instruments as it desires to reduce exposure to variability in cash flows associated with future purchases of zinc or other commodities. These instruments are designated as cash flow hedges for accounting purposes at September 30, 2011.

The Company has interest rate risk with respect to interest expense on variable rate debt. During fiscal 2009, the Company entered into interest rate swap agreements which have been designated as cash flow hedges with two major financial institutions that fixed the variable benchmark component (LIBOR) of the Company’s interest rate on $300 of the Company’s variable rate debt through December 2012.

See further discussion in Note 15 of the Notes to Consolidated Financial Statements.

Cash Equivalents - For purposes of the Consolidated Statements of Cash Flows, cash equivalents are all considered to be highly liquid investments with a maturity of three months or less when purchased.

Accounts Receivable Valuation – Accounts receivable are stated at their net realizable value. The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information. Bad debt expense is included in Selling, general and administrative expense (SG&A) in the Consolidated Statements of Earnings.

Inventories - Inventories are valued at the lower of cost or market, with cost generally being determined using average cost or the first-in, first-out (FIFO) method.

As part of the American Safety Razor (ASR) acquisition in fiscal 2011 and the shave preparation acquisition in fiscal 2009, the Company recorded an increase in the fair value of $7.0 and $3.7, respectively, to bring the carrying value of the inventory purchased to an amount which approximated the estimated selling price of the finished goods on hand at the acquisition closing date less the sum of (a) costs of disposal and (b) a reasonable profit allowance for the selling effort of the acquiring entity. As the inventory was sold during the first and second quarter of fiscal 2011 as it relates to the ASR acquisition, and during the fourth quarter as it relates to the shave preparation acquisition, the adjustments were charged to cost of products sold in the respective periods.

Capitalized Software Costs - Capitalized software costs are included in other assets. These costs are amortized using the straight-line method over periods of related benefit ranging from three to seven years. Expenditures related to capitalized software are included in the Capital expenditures caption in the Consolidated Statements of Cash Flows. Amortization expense was $5.2, $5.8 and $5.9 in fiscal 2011, 2010 and 2009, respectively.

Property, Plant and Equipment, net – Property, plant and equipment is stated at historical costs. Property, plant and equipment acquired as part of a business combination is recorded at fair value. Expenditures for new facilities and expenditures that substantially increase the useful life of property, including interest during construction, are capitalized and reported in the Capital expenditures caption in the Consolidated Statements of Cash Flows. Maintenance, repairs and minor renewals are expensed as incurred. When property is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and gains or losses on the disposition are reflected in earnings. Depreciation is generally provided on the straight-line basis by charges to costs or expenses at rates based on estimated useful lives. Estimated useful lives range from two to 25 years for machinery and equipment and three to 30 years for buildings and building improvements. Depreciation expense was $154.5, $119.3 and $111.0 in fiscal 2011, 2010 and 2009, respectively.

Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Goodwill and Other Intangible Assets - Goodwill and indefinite-lived intangibles are not amortized, but are evaluated annually for impairment as part of the Company's annual business planning cycle in the fourth quarter, or when indicators of a potential impairment are present. The fair value of each reporting unit is estimated using valuation models that incorporate assumptions and projections of expected future cash flows and operating plans. Intangible assets with finite lives, and a remaining weighted average life of approximately thirteen years, are amortized on a straight-line basis over expected lives of 3 years to 20 years. Such intangibles are also evaluated for impairment including ongoing monitoring of potential impairment indicators.

Impairment of Long-Lived Assets – The Company reviews long-lived assets, other than goodwill and other intangible assets for impairment, when events or changes in business circumstances indicate that the remaining useful life may warrant revision or that the carrying amount of the long-lived asset may not be fully recoverable. The Company performs undiscounted cash flow analysis to determine if impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less cost of disposal.

Revenue Recognition - The Company's revenue is from the sale of its products. Revenue is recognized when title, ownership and risk of loss pass to the customer. Discounts are offered to customers for early payment and an estimate of the discounts is recorded as a reduction of net sales in the same period as the sale. Our standard sales terms are final and returns or exchanges are not permitted unless a special exception is made; reserves are established and recorded in cases where the right of return does exist for a particular sale.

Under certain circumstances, we allow customers to return sun care products that have not been sold by the end of the sun care season, which is normal practice in the sun care industry. We record sales at the time the title, ownership and risk of loss pass to the customer. The terms of these sales vary but, in all instances, the following conditions are met: the sales arrangement is evidenced by purchase orders submitted by customers; the selling price is fixed or determinable; title to the product has transferred; there is an obligation to pay at a specified date without any additional conditions or actions required by the Company; and collectability is reasonably assured. Simultaneously with the sale, we reduce sales and cost of sales, and reserve amounts on our consolidated balance sheet for anticipated returns based upon an estimated return level, in accordance with GAAP. Customers are required to pay for the sun care product purchased during the season under the required terms. We generally receive returns of U.S. sun care products from September through January following the summer sun care season. We estimate the level of sun care returns using a variety of inputs including historical experience, consumption trends during the sun care season and inventory positions at key retailers as the sun care season progresses. We monitor shipment activity and inventory levels at key retailers during the season in an effort to identify potential returns issues. This allows the Company to manage shipment activity to our customers, especially in the latter stages of the sun care season, to reduce the potential for returned product.

The Company offers a variety of programs, such as consumer coupons and similar consumer rebate programs, primarily to its retail customers, designed to promote sales of its products. Such programs require periodic payments and allowances based on estimated results of specific programs and are recorded as a reduction to net sales. The Company accrues, at the time of sale, the estimated total payments and allowances associated with each transaction. Additionally, the Company offers programs directly to consumers to promote the sale of its products. Promotions which reduce the ultimate consumer sale prices are recorded as a reduction of net sales at the time the promotional offer is made, generally using estimated redemption and participation levels. Taxes we collect on behalf of governmental authorities, which are generally included in the price to the customer, are also recorded as a reduction of net sales. The Company continually assesses the adequacy of accruals for customer and consumer promotional program costs not yet paid. To the extent total program payments differ from estimates, adjustments may be necessary. Historically, these adjustments have not been material.

Advertising and Promotion Costs – The Company advertises and promotes its products through national and regional media and expenses such activities in the year incurred.

Fair Values of Financial Instruments - Certain financial instruments are required to be recorded at fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments including cash and cash equivalents and short-term borrowings, including notes payable, are recorded at cost, which approximates fair value. The fair values of long-term debt and financial instruments are disclosed in Note 15 of the Notes to Consolidated Financial Statements.

Reclassifications - Certain reclassifications have been made to the prior year financial statements to conform to the current presentation.

Recently Issued Accounting Pronouncements – Other than as described below, no new accounting pronouncement issued or effective during the fiscal year has had or is expected to have a material impact on the consolidated financial statements.

On May 12, 2011, the Financial Accounting Standards Board (FASB) issued a new accounting standard update (ASU) to Fair Value Measurements. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. These disclosures will be applied on a prospective basis beginning on January 1, 2012.

On June 16, 2011, the FASB issued a new ASU to the Presentation of Comprehensive Income. The new guidance eliminated the current option to report other comprehensive income and its components in the statement of changes in equity. This has no effect on the Company as we have historically reported comprehensive income on the Statements of Earnings and Comprehensive Income.

On September 15, 2011, the FASB issued a new ASU to Testing Goodwill for Impairment. The new guidance provides an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. This guidance will be applied on a prospective basis beginning on January 1, 2012.

American Safety Razor acquisition	12 Months Ended
Sep. 30, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
American Safety Razor acquisition

On November 23, 2010, we completed the acquisition of ASR, as we acquired substantially all of the assets of ASR, including the assets of its U.S. subsidiaries and the stock of its non-U.S. subsidiaries, and assumed substantially all of the liabilities of ASR and its U.S. subsidiaries, for a cash purchase price of $301. The Company financed this transaction with available cash of approximately $129 and borrowings from our existing receivable securitization program. ASR is part of our Personal Care Segment. ASR provides an important strategic fit and opportunity for the Personal Care business as it competes in the value segment of the wet shave category. The Company’s legacy Wet Shave product line focuses on branded wet shave products. ASR, founded in 1875, is a leading global manufacturer of private label/value wet shaving razors and blades, and industrial and specialty blades.

As of September 30, 2011, the purchase price allocation for the ASR acquisition is complete. We have determined the fair values of assets acquired and liabilities assumed for purposes of allocating the purchase price, in accordance with accounting guidance for business combinations. For purposes of the allocation, the Company has estimated a fair value adjustment for inventory based on the estimated selling price of the finished goods acquired at the closing date less the sum of (a) costs of disposal and (b) a reasonable profit allowance for the selling effort of the acquiring entity. The fair value adjustment for the acquired equipment was established using a cost and market approach. The fair values of the identifiable intangible assets were estimated using various valuation methods including discounted cash flows using both an income and cost approach. In accordance with fair value measurement guidance, the Company determined that the non-financial assets and liabilities summarized below are derived from significant unobservable inputs (“Level 3 inputs”).

At September 30, 2011, the allocation of the purchase price is as follows:

Cash	$33.9
Trade receivables, net	52.4
Inventories	45.8
Identifiable intangible assets	122.3
Goodwill	161.9
Other assets	51.9
Property, plant and equipment, net	117.1
Accounts payable and other liabilities	(101.2)
Income taxes payable	(60.5)
Pension/Other Postretirement Benefits	(122.6)
Net assets acquired	$301.0

The purchased identifiable intangible assets are as follows:

	Total	Estimated Life
Customer Relationships	$94.4	20 years
Technology and patents	20.4	7 years
Tradenames / Brands	7.5	15 years
Total	$122.3

For tax purposes, Goodwill will be amortized over 15 years.

Proforma revenue and operating results for ASR are not included as they are not considered material to the Consolidated Financial Statements.

Household Products Restructuring	12 Months Ended
Sep. 30, 2011
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
Household Products Restructuring

The Company continually reviews its Personal Care and Household Products business models to identify potential improvements and cost savings. On November 1, 2010, which was the first quarter of fiscal 2011, the Board of Directors (the Board) authorized a Household Products program designed to accelerate investments in both geographic and product growth opportunities, streamline our worldwide manufacturing operations and improve the efficiency of our administrative operations. The Board authorized a broad restructuring plan and delegated authority to management to determine the final plan with respect to the initiatives.

On March 7, 2011, the Company determined that, as part of its previously announced restructuring initiative, it would close its carbon zinc battery manufacturing facility in Cebu, Philippines and its alkaline battery manufacturing facility in La Chaux De Fonds (LCF), Switzerland. The carbon zinc and alkaline batteries previously supplied by the Cebu and LCF facilities are now produced in our remaining battery manufacturing facilities.

At September 30, 2011, the Company recorded pre-tax charges for the Household Products restructuring of $79.0, which were primarily the result of the announced closing of the Cebu and LCF facilities. These charges included severance and termination related costs of $41.8, accelerated depreciation on property, plant and equipment of $16.1, pension settlement costs of $6.1 and other related exit costs of $15.0. These costs are included as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income.

The following table summarizes the Household Products restructuring activities in fiscal 2011 and the remaining accrual balance at September 30, 2011.

			Utilized
Fiscal 2011	Charges to Income	Other/CTA	Cash	Non-Cash	Ending Balance
Asset write-downs	$16.1	$—	$—	$(16.1)	$—
Severance & Termination Related Costs	41.8	2.3	(38.4)	—	5.7
Pension Settlement Cost	6.1	—	(6.1)	—	—
Other Related Exit Costs/CTA	15.0	(0.8)	(12.8)	—	1.4
Total	$79.0	$1.5	$(57.3)	$(16.1)	7.1

The Company estimates that total pre-tax charges of approximately $80 to $85 will be incurred as a result of the Household Products restructuring initiative, inclusive of the $79.0 recorded as of September 30, 2011. These charges are expected to be offset by a gain on the completed November 2011 sale of the former LCF property to a third party. We anticipate $30 to $35 of annual pre-tax savings from the restructuring by the end of fiscal 2012, of which $11 were realized in fiscal 2011.

Venezuela	12 Months Ended
Sep. 30, 2011
Foreign Currency [Abstract]
Foreign Currency Disclosure [Text Block]
Venezuela

For fiscal 2011, the Company recorded pre-tax expense of $1.8 related to the change in the carrying value of the net monetary assets of its Venezuelan affiliate under highly inflationary accounting. This charge was included in other financing expense, net on the Consolidated Statements of Earnings and Comprehensive Income.

At December 31, 2009, which is the end of our first fiscal quarter of 2010, the Company determined that the exchange rate available in the parallel rate market was the appropriate rate to use for the translation of our Venezuela affiliates' financial statements for the purpose of consolidation based on the facts and circumstances of our business, including the fact that, at the time, the parallel rate market was the then current method used to settle U.S. dollar invoices for newly imported product. As a result, the Company recorded a pre-tax loss, net of the impact of certain settlements and adjustments, primarily as a result of devaluing its U.S. dollar based intercompany payable of approximately $18 in fiscal 2010, which was included in other financing expense, net on the Consolidated Statements of Earnings and Comprehensive Income. The pre-tax loss reflects the higher local currency expected to be required to settle this U.S. dollar based obligation due to the use of the parallel market rate at that time, which was substantially unfavorable to the then official exchange rate. This U.S. dollar intercompany payable was an obligation of our Venezuela affiliate to other Energizer affiliates for costs associated with the importing of goods for resale in Venezuela.

Effective January 1, 2010 and continuing through fiscal 2011, the financial statements for our Venezuela subsidiary are consolidated under the rules governing the translation of financial information in a highly inflationary economy based on the use of the blended National Consumer Price Index in Venezuela. Under GAAP, an economy is considered highly inflationary if the cumulative inflation rate for a three year period meets or exceeds 100 percent. If a subsidiary is considered to be in a highly inflationary economy, the financial statements of the subsidiary must be re-measured into our reporting currency (U.S. dollar) and future exchange gains and losses from the re-measurement of monetary assets and liabilities are reflected in current earnings, rather than exclusively in the equity section of the balance sheet, until such time as the economy is no longer considered highly inflationary. At September 30, 2011, the U.S. dollar value of monetary assets, net of monetary liabilities, which would be subject to an earnings impact from translation rate movements for our Venezuela affiliate under highly inflationary accounting was approximately $39.

On January 8, 2010, the Venezuelan government announced its intention to devalue the Bolivar Fuerte relative to the U.S. dollar. The revised official exchange rate for imported goods considered non-essential moved to an exchange rate of 4.30 to 1 U.S. dollar, which was twice the previous official rate prior to the devaluation. As noted above, the Company determined, prior to this official devaluation, that exchange rates available in the then existing parallel rate market were the appropriate rates to use for the translation of our Venezuela affiliates' financial statements, so this official devaluation action did not result in any further devaluation charges.

In May 2010, the Venezuela government introduced additional exchange controls over securities transactions in the previously mentioned parallel rate market. It established the Central Bank of Venezuela as the only legal intermediary through which parallel rate market transactions can be executed and established government control over the parallel exchange rate, which was set at approximately 5.60 to 1 U.S. dollar at September 30, 2011. At the same time, it significantly reduced the notional amount of transactions that run through this Central Bank controlled, parallel rate market mechanism.

Since foreign exchange is no longer available in the historical parallel rate market, the Company is now using the exchange rate available in the Central Bank-controlled parallel rate market as the translation rate for our Venezuela affiliates' financial statements for the purposes of consolidation, rather than the official exchange rate, as this is the rate at which the Company is obtaining U.S. dollars for the settlement of invoices on new imports. Due to the level of uncertainty in Venezuela, we cannot predict the exchange rate that will ultimately be used to convert our local currency monetary assets to U.S. dollars in the future. As a result, further charges reflecting a less favorable exchange rate outcome are possible.

Our ability to effectively manage sales and profit levels in Venezuela will be impacted by several factors, including the Company's ability to mitigate the effect of any potential future devaluation, further actions of the Venezuelan government, economic conditions in Venezuela, such as inflation and consumer spending, the availability of raw materials, utilities and energy and the future state of exchange controls in Venezuela including the availability of U.S. dollars at the official foreign exchange rate or the Central Bank-controlled parallel rate.

Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets

Goodwill and intangible assets deemed to have an indefinite life are not amortized, but reviewed annually for impairment of value or when indicators of a potential impairment are present. The Company monitors changing business conditions, which may indicate that the remaining useful life of goodwill and other intangible assets may warrant revision or carrying amounts may require adjustment. As part of our business planning cycle, we performed our annual impairment test in the fourth quarter of fiscal 2011, 2010 and 2009. During fiscal 2011, we consolidated the Playtex and Wet Shave strategic business units, which were both part of our Personal Care reporting segment, to form a single business unit. During our annual impairment testing in fiscal 2011, we tested goodwill for impairment for both Wet Shave and Playtex individually and in the aggregate, in addition to testing the goodwill associated with the Energizer reporting unit in our Household Products segment. There were no indications of impairment of goodwill noted during this testing. Going forward, we will test goodwill for impairment for two reporting units, the combined Personal Care reporting unit and the Energizer reporting unit.

In addition, we completed impairment testing on indefinite-lived intangible assets other than goodwill, which are trademarks/brand names used in our various product categories. No impairment was indicated as a result of this testing. However, the recorded values of such intangible assets from more recent acquisitions, such as the Playtex acquisition, are often more susceptible to an impairment risk, if operating results or macroeconomic conditions deteriorate. Playtex indefinite-lived intangible assets, exclusive of goodwill, represent more than 75% of total indefinite-lived intangible assets, exclusive of goodwill. We utilized a discounted cash flow model using an excess earnings valuation technique to test the Playtex trademarks for impairment. Key assumptions included a discount rate of 9% and a terminal growth rate of 3%. While no impairment was indicated during this testing, the indicated fair value for two trademarks, Playtex and Wet Ones, were relatively close to the carrying value at 114% of the carrying value (approximately $650) for the Playtex trademark and 107% of the carrying value (approximately $200) for the Wet Ones trademark.

The following table represents the carrying amount of goodwill by segment at September 30, 2011:

	Household Products	Personal Care	Total
Balance at October 1, 2010	$37.2	$1,279.2	$1,316.4
ASR acquisition	—	161.9	161.9
Cumulative translation adjustment	(0.3)	(2.7)	(3.0)
Balance at September 30, 2011	$36.9	$1,438.4	$1,475.3

The Company had indefinite-lived trademarks and tradenames of $1,703.6 at September 30, 2011 and $1,704.4 at September 30, 2010. Changes in indefinite-lived trademarks and tradenames are due primarily to changes in foreign currency translation.

Total amortizable intangible assets at September 30, 2011are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
Tradenames / Brands	$18.9	$10.2	$8.7
Technology and patents	76.0	39.4	36.6
Customer-related / Other	165.3	36.0	129.3
Total amortizable intangible assets	$260.2	$85.6	$174.6

Amortizable intangible assets, with a weighted average remaining life of approximately thirteen years, are amortized on a straight-line basis over expected lives of 3 years to 20 years.

Amortization expense for intangible assets totaled $21.6 for the current year. Estimated amortization expense for amortizable intangible assets for the years ending September 30, 2012, 2013, 2014, and 2015, is approximately $22.6, $20.4, $17.4, and $15.1, respectively, $15.1 and $14.8 for the years ending September 30, 2016 and 2017 and $9.9 thereafter.

Income Taxes	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes

The provisions for income taxes consisted of the following for the years ended September 30:

	2011	2010	2009
Currently payable:
United States - Federal	$34.0	$67.0	$91.7
State	4.6	8.4	8.6
Foreign	79.8	66.3	55.4
Total current	118.4	141.7	155.7
Deferred:
United States - Federal	36.4	(7.8)	(12.5)
State	2.4	(0.3)	(0.5)
Foreign	(12.4)	6.8	4.8
Total deferred	26.4	(1.3)	(8.2)
Provision for income taxes	$144.8	$140.4	$147.5

The source of pre-tax earnings was:

	2011	2010	2009
United States	$191.6	$225.5	$197.3
Foreign	214.4	317.9	248.0
Pre-tax earnings	$406.0	$543.4	$445.3

A reconciliation of income taxes with the amounts computed at the statutory federal rate follows:

	2011		2010		2009
Computed tax at federal statutory rate	$142.1	35.0%	$190.2	35.0%	$155.9	35.0%
State income taxes, net of federal tax benefit	4.5	1.1	5.3	1.0	5.1	1.1
Foreign tax less than the federal rate	(15.9)	(3.9)	(38.9)	(7.2)	(28.9)	(6.5)
Tax benefits - special foreign dividend	—	—	(23.5)	(4.3)	—	—
Adjustments to prior years' tax accruals	(1.7)	(0.4)	(6.1)	(1.1)	1.5	1.0
Other taxes including repatriation of foreign earnings	15.3	3.8	11.0	2.0	10.4	1.7
Nontaxable share option	0.2	—	(0.2)	(0.1)	1.1	0.2
Other, net	0.3	0.1	2.6	0.5	2.4	0.6
Total	$144.8	35.7%	$140.4	25.8%	$147.5	33.1%

Adjustments were recorded in each of the three years to revise previously recorded tax accruals to reflect refinement of tax attribute estimates to amounts in filed returns and settlement of tax audits and other tax adjustments in a number of jurisdictions. Such adjustments decreased the income tax provision by $1.7 and $6.1 in fiscal 2011 and 2010, respectively, and increased income tax provision by $1.5 in fiscal 2009.

The deferred tax assets and deferred tax liabilities recorded on the balance sheet as of September 30 for the years indicated are as follows and include current and noncurrent amounts:

	2011	2010
Deferred tax liabilities:
Depreciation and property differences	$(112.9)	$(100.8)
Intangible assets	(566.7)	(534.3)
Other tax liabilities	(6.6)	(17.4)
Gross deferred tax liabilities	(686.2)	(652.5)
Deferred tax assets:
Accrued liabilities	108.1	125.6
Deferred and stock-related compensation	88.7	71.2
Tax loss carryforwards and tax credits	23.1	23.5
Intangible assets	22.1	27.1
Postretirement benefits other than pensions	15.5	7.4
Pension plans	142.1	83.0
Inventory differences	28.5	26.3
Other tax assets	6.1	10.4
Gross deferred tax assets	434.2	374.5
Valuation allowance	(12.6)	(11.0)
Net deferred tax liabilities	$(264.6)	$(289.0)

There were no material tax loss carryforwards that expired in fiscal 2011. Future expirations of tax loss carryforwards and tax credits, if not utilized, are not material from 2012 through 2015, and thereafter or no expiration, $22.5. The valuation allowance is attributed to tax loss carryforwards and tax credits outside the U.S.

We regularly repatriate a portion of current year earnings from select non U.S. subsidiaries. Generally, these non-U.S. subsidiaries are in tax jurisdictions with effective tax rates that do not result in materially higher U.S. tax provisions related to the repatriated earnings. No provision is made for additional taxes on undistributed earnings of foreign affiliates that are intended and planned to be indefinitely invested in the affiliate. We intend to, and have plans to, reinvest these earnings indefinitely in our foreign subsidiaries to fund local operations, fund pension and other post retirement obligations and fund capital projects. At September 30, 2011, approximately $980 of foreign subsidiary retained earnings was considered indefinitely invested in those businesses. U.S. income taxes have not been provided for such earnings. It is not practicable to determine the amount of unrecognized deferred tax liabilities associated with such earnings.

Unrecognized tax benefits activity for the years ended September 30, 2011 and 2010 are summarized below:

	2011	2010
Unrecognized tax benefits, beginning of year	$48.7	$46.9
Additions based on current year tax positions and acquisitions	8.1	5.0
Reductions for prior year tax positions	(0.7)	(1.4)
Settlements with taxing authorities/statute expirations	(14.9)	(1.8)
Unrecognized tax benefits, end of year	41.2	48.7

Included in the unrecognized tax benefits noted above are $35.5 of uncertain tax positions that would affect the Company’s effective tax rate, if recognized. The Company does not expect any significant increases or decreases to their unrecognized tax benefits within twelve months of this reporting date. In the Consolidated Balance Sheets, unrecognized tax benefits are classified as Other liabilities (non-current) to the extent that payment is not anticipated within one year.

The Company classifies accrued interest and penalties related to unrecognized tax benefits in the income tax provision. The Company accrued approximately $7.6 of interest and $2.8 of penalties at September 30, 2011 and $7.0 of interest and $0.7 of penalties at September 30, 2010. Interest was computed on the difference between the tax position recognized in accordance with GAAP and the amount previously taken or expected to be taken in the Company’s tax returns.

The Company files income tax returns in the U.S. federal jurisdiction, various cities and states, and more than 50 foreign jurisdictions where the Company has operations. U.S. federal income tax returns for tax years ended September 30, 2005 and after remain subject to examination by the Internal Revenue Service. With few exceptions, the Company is no longer subject to state and local income tax examinations for years before September 30, 2003. The status of international income tax examinations varies by jurisdiction. The Company does not anticipate any material adjustments to its financial statements resulting from tax examinations currently in progress.

Earnings Per Share	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share

For each period presented below, basic earnings per share is based on the average number of shares outstanding during the period. Diluted earnings per share is based on the average number of shares used for the basic earnings per share calculation, adjusted for the dilutive effect of stock options and restricted stock equivalents.

The following table sets forth the computation of basic and diluted earnings per share (shares in millions):

	FOR THE YEARS ENDED SEPTEMBER 30,
	2011	2010	2009
Numerator:
Net earnings for basic and dilutive earnings per share	$261.2	$403.0	$297.8
Denominator:
Weighted-average shares - basic	69.6	70.0	62.4
Effect of dilutive securities:
Stock options	0.2	0.2	0.4
Restricted stock equivalents	0.5	0.3	0.3
Total dilutive securities	0.7	0.5	0.7
Weighted-average shares - diluted	70.3	70.5	63.1
Basic net earnings per share	$3.75	$5.76	$4.77
Diluted net earnings per share	$3.72	$5.72	$4.72

At September 30, 2011, approximately 0.7 million of the Company’s outstanding restricted stock equivalents and stock options were not included in the diluted net earnings per share calculation because to do so would have been anti-dilutive. In the event the potentially dilutive securities are anti-dilutive on net earnings per share (i.e., have the effect of increasing earnings per share), the impact of the potentially dilutive securities is not included in the computation. There were approximately 1.2 million and 0.8 million anti-dilutive securities at September 30, 2010 and 2009, respectively, which were not included in the diluted net earnings per share calculations for the reason noted above.

Share-Based Payments	12 Months Ended
Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Share-Based Payments

The Company's Incentive Stock Plan was initially adopted by the Board of Directors in March 2000 and approved by shareholders at the 2001 Annual Meeting of Shareholders. This plan was superseded in January 2009 as the Board of Directors approved a new plan, which was approved by shareholders at the 2009 Annual Meeting of Shareholders (the "2009 Plan"). New awards granted after January 2009 are issued under the 2009 Plan. Under the 2009 Plan, awards of restricted stock, restricted stock equivalents or options to purchase the Company's common stock (ENR stock) may be granted to directors, officers and employees. The 2009 Plan was amended and restated by approval of the shareholders at the January 2011 Annual Meeting of Shareholders to set the maximum number of shares authorized for issuance under the plan to 8.0 million. For purposes of determining the number of shares available for future issuance under the 2009 Plan, as amended and restated, awards of restricted stock and restricted stock equivalents reduces the shares available for future issuance by 1.95 for every one share awarded. Options awarded reduces the number of shares available for future issuance on a one-for-one basis. At September 30, 2011, 2010, and 2009 there were 4.6 million, 2.0 million, and 3.4 million shares, respectively, available for future awards under the 2009 Plan, as amended and restated. Since the original plan has been superseded, no further shares under this original plan were available for future awards after the adoption of the 2009 plan, as amended and restated.

Options are granted at the market price on the grant date and generally have vested ratably over three to seven years. These awards typically have a maximum term of 10 years. Restricted stock and restricted stock equivalent awards may also be granted. Option shares and prices, and restricted stock and stock equivalent awards, are adjusted in conjunction with stock splits and other recapitalizations so that the holder is in the same economic position before and after these equity transactions.

The Company permits employee deferrals of bonus and, in the past, permitted deferrals of retainers and fees for directors, under the terms of its Deferred Compensation Plan. Under this plan, employees or directors, deferring amounts into the Energizer Common Stock Unit Fund are credited with a number of stock equivalents based on the fair value of ENR stock at the time of deferral. In addition, the participants are credited with an additional number of stock equivalents, equal to 25% for employees and 33 1/3% for directors, of the amount deferred. This additional match vested immediately for directors and vests three years from the date of initial crediting for employees. Effective January 1, 2011, the 33 1/3% match for directors was eliminated for future deferrals. Amounts deferred into the Energizer Common Stock Unit Fund, and vested matching deferrals, may be transferred to other investment options offered under the plan after specified restriction periods. At the time of termination of employment, or for directors, at the time of termination of service on the Board, or at such other time for distribution, which may be elected in advance by the participant, the number of equivalents then vested and credited to the participant's account is determined and an amount in cash equal to the fair value of an equivalent number of shares of ENR stock is paid to the participant. This plan is reflected in Other liabilities on the Consolidated Balance Sheets.

The Company uses the straight-line method of recognizing compensation cost. Total compensation cost charged against income for the Company’s share-based compensation arrangements was $37.3, $28.2 and $15.3 for the years ended September 30, 2011, 2010 and 2009, respectively, and was recorded in SG&A expense. The total income tax benefit recognized in the Consolidated Statements of Earnings and Comprehensive Income for share-based compensation arrangements was $13.9, $10.2 and $5.6 for the years ended September 30, 2011, 2010 and 2009, respectively. Restricted stock issuance and shares issued for stock option exercises under the Company’s share-based compensation program are generally issued from treasury shares.

Options

In October 2009, the Company granted non-qualified stock options to purchase 266,750 shares of ENR stock to certain executives and employees of the Company. The options vest on the third anniversary of the date of the grant, but may accelerate and become exercisable before that date upon the recipient’s death or disability or upon a change in control. The options remain exercisable for 10 years from the date of grant. However, this term may be reduced under certain circumstances including the recipient’s termination of employment.

As of September 30, 2011, the aggregate intrinsic value of stock options outstanding and stock options exercisable was $12.4 and $12.2, respectively. The aggregate intrinsic value of stock options exercised for the years ended September 30, 2011, 2010 and 2009 was $8.3, $21.1 and $9.3, respectively. When valuing new grants, Energizer uses an implied volatility, which reflects the expected volatility for a period equal to the expected life of the option. No new option awards were granted in the fiscal years ended September 30, 2011 and 2009. The weighted-average fair value of options granted in fiscal 2010 was $27.00 per option. This was estimated using the Black Scholes option-pricing model with the following weighted-average assumptions:

2010
Risk-free interest rate	3.98%
Expected life of option	5.5 years
Expected volatility of ENR stock	37.04%
Expected dividend yield on ENR stock	—

As of September 30, 2011, unrecognized compensation costs related to stock options granted was $2.3, which will be recognized in fiscal 2012. For outstanding nonqualified stock options, the weighted-average remaining contractual life is 4.3 years.

The following table summarizes nonqualified ENR stock option activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Exercise Price
Outstanding on October 1, 2010	1.00	$47.12
Exercised	(0.23)	36.06
Outstanding on September 30, 2011	0.77	$50.36
Exercisable on September 30, 2011	0.51	$42.97

Restricted Stock Equivalents (RSE)

In October 2006, the Board of Directors approved two grants of RSE. First, a grant to certain employees included 112,350 shares, of which 109,000 shares vested. The second grant for 303,000 shares was awarded to senior executives and consisted of two pieces: 1) 25% of the total restricted stock equivalents granted, or 69,000, net of forfeitures, vested on the third anniversary of the date of grant; 2) substantially all of the remainder of the RSE did not vest because the Company performance target was not achieved.

In October 2007, the Company granted RSE awards to certain employees which included approximately 234,800 shares, of which 210,000 vested and granted an additional 11,000 shares, all of which fully vested. At the same time, the Company granted RSE awards to senior executives totaling approximately 268,700 shares which vested as follows: 1) 25% of the total restricted stock equivalents granted, or 67,000 net of forfeitures, vested on the third anniversary of the date of grant; 2) the remainder of the RSE did not vest because the Company performance target was not achieved.

In October 2008, the Company granted RSE awards to certain employees which included approximately 265,200 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted RSE awards to senior executives totaling approximately 374,600 which vested as follows: 1) 25% of the total restricted stock equivalents granted, or 91,900, net of forfeitures, vested on the third anniversary of the date of grant; 2) the remainder of the RSE did not vest because the Company performance target was not achieved.

In February 2009, the Company granted RSE awards to senior executives totaling approximately 296,000 shares. These awards were granted in lieu of (i) each executive’s continued participation in the 2009 annual cash bonus program, (ii) his or her right to receive accruals under the Company’s Supplemental Executive Retirement Plan (an excess pension plan) for calendar year 2009, and (iii) his or her right to receive Company matching accruals under the Company’s Executive Savings Investment Plan (an excess 401(k) plan) for the 2009 calendar year. Vesting of the equivalents occurred on November 16, 2009, and the number of shares vested, which was 142,466, was determined based on achievement of individual and Company performance targets for the period from October 1, 2008 through September 30, 2009. The total award which vested was amortized over the vesting period.

In October 2009, the Company granted RSE awards to certain employees which included approximately 266,300 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to senior executives. One grant includes approximately 145,900 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control. The second grant includes approximately 339,700 performance shares which vests on the date that the Company publicly releases its earnings for its 2012 fiscal year contingent upon the Company’s compound annual growth rate for reported earnings per share (EPS CAGR) for the three year period ending on September 30, 2012. Under the terms of the performance award, 100% of the grant vests if a three year EPS CAGR of at least 12% is achieved, with smaller percentages vesting if the Company achieves a three year EPS CAGR between 5% and 12%. In addition, the terms of the performance awards provide that the awards vest upon death, disability and in some instances upon change of control. The total performance award expected to vest is amortized over the vesting period.

In October 2010, the Company granted RSE awards to certain employees which included approximately 313,300 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to key executives. One grant includes approximately 86,700 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control. The second grant includes approximately 202,300 shares which vests on the date that the Company publicly releases its earnings for its 2013 fiscal year contingent upon the Company’s EPS CAGR for the three year period ending on September 30, 2013. Under the terms of the award, 100% of the grant vests if an EPS CAGR of at least 12% is achieved, with smaller percentages vesting if the Company achieves an EPS CAGR between 5% and 12%. In addition, the terms of the performance awards provide that the awards vest upon death, disability and in some instances upon change of control. The total performance award expected to vest will be amortized over the vesting period.

In November 2010, the Company granted two RSE awards to executive officers. One grant includes approximately 47,900 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control. The second grant includes approximately 111,700 shares which vests on the date that the Company publicly releases its earnings for its 2013 fiscal year contingent upon the Company’s EPS CAGR for the three year period ending on September 30, 2013. Under the terms of the award, 100% of the grant vests if an EPS CAGR of at least 12% is achieved, with smaller percentages vesting if the Company achieves an EPS CAGR between 5% and 12%. In addition, the terms of the performance awards provide that the awards vest upon death, disability and in some instances upon change of control. The total performance award expected to vest will be amortized over the vesting period.

The Company records estimated expense for the performance based grants based on target achievement for the three year period for each respective program unless evidence exists that a different ultimate CAGR is likely to occur. Fair value of the award is determined using the closing share price of the Company's common stock on the date of the grant.

The following table summarizes RSE activity during the current year (shares in millions):

	Shares	Weighted-Average Grant Date Fair Value
Nonvested RSE at October 1, 2010	1.78	$75.0
Granted	0.78	74.9
Vested	(0.32)	83.1
Cancelled	(0.26)	104.8
Nonvested RSE at September 30, 2011	1.98	$69.9

As of September 30, 2011, there was an estimated $54.7 of total unrecognized compensation costs related to RSE granted to date, which will be recognized over a weighted-average period of approximately 1.3 years. The amount recognized may vary as vesting for a portion of the awards depends on the achievement of the established CAGR targets. The weighted-average fair value for RSE granted in fiscal 2011, 2010 and 2009 was $74.9, $65.6 and $63.2, respectively. The fair value of RSE vested in fiscal 2011, 2010 and 2009 was $25.3, $25.8 and $18.0, respectively.

In November 2011, which is fiscal 2012, the Company granted RSE awards to certain employees which included approximately 310,000 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to key executives. One grant includes approximately 130,700 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control. The second grant includes approximately 305,000 shares which vests on the date that the Company publicly releases its earnings for its 2014 fiscal year contingent upon the Company’s EPS CAGR for the three year period ending on September 30, 2014. Under the terms of the award, 100% of the grant vests if an EPS CAGR of at least 12% is achieved, with smaller percentages vesting if the Company achieves an EPS CAGR between 5% and 12%. In addition, the terms of the performance awards provide that the awards vest upon death, disability and in some instances upon change of control. The total performance award expected to vest will be amortized over the vesting period. The closing stock price on the date of the grant used to determine the award fair value was $70.18.

Pension Plans and Other Postretirement Benefits	12 Months Ended
Sep. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension Plans and Other Postretirement Benefits

The Company has several defined benefit pension plans covering substantially all of its employees in the U.S. and certain employees in other countries. The plans provide retirement benefits based, in certain circumstances, on years of service and on earnings. As a result of the ASR acquisition on November 23, 2010, the Company assumed pension and post-retirement obligations and assets including projected benefit obligations. The transfer of these obligations and assets can be seen in the following tables. The ASR transfer included on the following table was partially offset by the exclusion, in fiscal 2011, of certain plan obligations and plan assets of foreign plans deemed immaterial for reporting purposes.

The Company also sponsors or participates in a number of other non-U.S. pension arrangements, including various retirement and termination benefit plans, some of which are required by local law or coordinated with government-sponsored plans, which are not significant in the aggregate and therefore are not included in the information presented in the following tables.

The Company currently provides other postretirement benefits, consisting of health care and life insurance benefits for certain groups of retired employees. Certain retirees are eligible for a fixed subsidy, provided by the Company, toward their total cost of health care benefits. Retiree contributions for health care benefits are adjusted periodically to cover the entire increase in total plan costs. Cost trend rates no longer materially impact the Company’s future cost of the plan due to the fixed nature of the subsidy.

The following tables present the benefit obligation, plan assets and funded status of the plans:

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Change in Projected Benefit Obligation
Benefit obligation at beginning of year	$1,046.9	$936.3	$44.4	$43.6
Service cost	28.9	32.7	0.5	0.5
Interest cost	55.9	50.2	2.7	2.5
Plan participants' contributions	1.1	1.2	5.0	5.4
Actuarial loss/(gain)	15.0	81.2	(7.1)	(0.1)
Benefits paid, net	(78.1)	(57.3)	(7.3)	(6.6)
Plan amendments	—	—	—	(1.2)
Special termination benefits	9.6	—	—	—
Net transfer primarily due to acquisition	177.7	—	12.5	—
Foreign currency exchange rate changes	4.5	2.6	(0.2)	0.3
Projected Benefit Obligation at end of year	$1,261.5	$1,046.9	$50.5	$44.4
Change in Plan Assets
Fair value of plan assets at beginning of year	$752.8	$699.4	$1.0	$2.2
Net transfer primarily due to acquisition	72.5	—	—	—
Actual return on plan assets	12.3	81.5	—	—
Company contributions	52.7	23.2	2.0	0.9
Plan participants' contributions	1.1	1.2	5.0	5.4
Benefits paid	(78.1)	(57.3)	(7.3)	(7.5)
Foreign currency exchange rate changes	1.7	4.8	—	—
Fair value of plan assets at end of year	$815.0	$752.8	$0.7	$1.0
Funded status at end of year	$(446.5)	$(294.1)	$(49.8)	$(43.4)

The following table presents the amounts recognized in the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity.

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Amounts Recognized in the Consolidated Balance Sheets
Noncurrent assets	$1.2	$—	$—	$—
Current liabilities	(7.0)	(6.4)	(2.6)	(2.1)
Noncurrent liabilities	(440.7)	(287.7)	(47.2)	(41.3)
Net amount recognized	$(446.5)	$(294.1)	$(49.8)	$(43.4)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	$371.2	$325.4	$(24.1)	$(19.1)
Prior service credit	(42.7)	(47.8)	(20.3)	(23.0)
Transition obligation	0.1	0.9	—	—
Net amount recognized, pre-tax	$328.6	$278.5	$(44.4)	$(42.1)

Changes recognized in other comprehensive income for the year ended September 30, 2011 are as follows:

	Pension	Post-Retirement
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss arising during the year	$66.9	$(6.2)
Effect of exchange rates	2.6	—
Transfer out for foreign plans deemed immaterial	(4.2)	—
Amounts recognized as a component of net periodic benefit cost
Amortization, settlement or curtailment recognition of
net transition obligation	(1.1)	—
Amortization or curtailment recognition of prior service credit	5.6	2.7
Amortization or settlement recognition of net loss/gain	(19.7)	1.2
Total recognized in other comprehensive income	$50.1	$(2.3)

The Company expects to contribute $65.7 to its pension plans and $2.7 to its postretirement plans in fiscal 2012.

The Company’s expected future benefit payments are as follows:

For The Years Ending September 30,
	Pension	Post-Retirement
2012	$86.4	$3.4
2013	76.2	3.3
2014	79.1	3.3
2015	84.1	3.2
2016	86.0	3.2
2017 to 2021	454.3	14.6

The accumulated benefit obligation for defined benefit pension plans was $1,235.3 and $986.7 at September 30, 2011 and 2010, respectively. The following table shows pension plans with an accumulated benefit obligation in excess of plan assets at the dates indicated.

	September 30,
	2011	2010
Projected benefit obligation	$1,158.9	$932.6
Accumulated benefit obligation	1,146.3	891.7
Fair value of plan assets	711.3	641.3

Pension plan assets in the U.S. plan represent 80% of assets in all of the Company’s defined benefit pension plans. Investment policy for the U.S. plan includes a mandate to diversify assets and invest in a variety of asset classes to achieve that goal. The U.S. plan's assets are currently invested in several funds representing most standard equity and debt security classes. The broad target allocations are: (a) equities, including U.S. and foreign: 56%, (b) debt securities, U.S. bonds: 39% and (c) other: 5%. Actual allocations at September 30, 2011 approximated these targets. The U.S. plan held no shares of ENR stock at September 30, 2011. Investment objectives are similar for non-U.S. pension arrangements, subject to local regulations.

The following table presents pension and postretirement expense:

	For The Years Ended September 30,
	Pension			Postretirement
	2011	2010	2009	2011	2010	2009
Service cost	$28.9	$32.7	$31.7	$0.5	$0.5	$0.4
Interest cost	55.9	50.2	52.4	2.7	2.5	2.6
Expected return on plan assets	(63.3)	(62.1)	(60.7)	—	(0.1)	—
Amortization of unrecognized prior service cost	(5.6)	(6.1)	(2.9)	(2.7)	(2.7)	(2.5)
Amortization of unrecognized transition asset	0.2	0.2	0.4	—	—	—
Recognized net actuarial loss/(gain)	14.5	7.7	2.9	(1.3)	(1.5)	(1.6)
Curtailment loss recognized	0.9	—	—	—	—	—
Special termination benefits recognized	9.6	—	—	—	—	—
Settlement loss recognized	5.2	—	3.2	—	—	—
Net periodic benefit cost	$46.3	$22.6	$27.0	$(0.8)	$(1.3)	$(1.1)

Amounts expected to be amortized from accumulated other comprehensive loss into net period benefit cost during the year ending September 30, 2012, are as follows:

	Pension	Postretirement
Net actuarial (loss)/gain	$(20.5)	$1.9
Prior service credit	5.5	2.6

The following table presents assumptions, which reflect weighted-averages for the component plans, used in determining the above information:

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Plan obligations:
Discount rate	4.6%	4.8%	4.8%	5.1%
Compensation increase rate	2.7%	3.4%	N/A	N/A
Net periodic benefit cost:
Discount rate	4.7%	5.6%	5.1%	5.9%
Expected long-term rate of return on plan	7.3%	8.0%	3.2%	3.5%
Compensation increase rate	3.4%	3.8%	N/A	N/A

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the target allocations described below. Specifically, the expected return on equities (U.S. and foreign combined) is 9.38%, and the expected return on debt securities (including higher-quality and lower-quality bonds) is 5.05%.

The following table sets forth the fair value of the Company’s pension assets as of September 30, 2011 and 2010 segregated by level within the fair value hierarchy. Refer to Note 15 of the Notes to Consolidated Financial Statements for further discussion on the fair value hierarchy and fair value principles.

	2011 Pension Benefits
ASSETS AT FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$168.1	$109.9	$278.0
International Equity	41.7	134.2	175.9
DEBT
U.S. Gov't	—	230.4	230.4
Other Gov't	—	29.5	29.5
Corporate	—	61.2	61.2
CASH & CASH EQUIVALENTS	8.2	22.3	30.5
OTHER	—	9.5	9.5
TOTAL	$218.0	$597.0	$815.0

	2010 Pension Benefits
ASSETS AT FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$186.3	$94.5	$280.8
International Equity	35.8	134.3	170.1
DEBT
U.S. Gov't	—	196.2	196.2
Other Gov't	—	48.2	48.2
Corporate	—	30.2	30.2
CASH & CASH EQUIVALENTS	6.8	7.3	14.1
OTHER	4.3	8.9	13.2
TOTAL	$233.2	$519.6	$752.8

The $0.7 and $1.0 of postretirement assets were classified as Level 1 at September 30, 2011 and 2010, respectively.

There were no Level 3 pension and other postretirement plan assets at September 30, 2011 and 2010.

Our investment objective for defined benefit retirement plan assets is to satisfy the current and future pension benefit obligations. The investment philosophy is to achieve this objective through diversification of the retirement plan assets. The goal is to earn a suitable return with an appropriate level of risk while maintaining adequate liquidity to distribute benefit payments. The diversified asset allocation includes equity positions, as well as a fixed income allocation. The increased volatility associated with equities is offset with higher expected returns, while the long duration fixed income positions help dampen the volatility of the overall portfolio. Risk exposure is controlled by rebalancing the retirement plan assets back to target allocations, as needed. Investment firms managing retirement plan assets carry out investment policy within their stated guidelines. Investment performance is monitored against benchmark indices, which reflect the policy and target allocation of the retirement plan assets.

Effective January 1, 2010, the pension benefit earned to date by active participants under the legacy Energizer U.S. pension plan was frozen and future retirement benefits accrue to active non-ASR participants using a new retirement accumulation formula. Under this new formula, active non-ASR participants earn a retirement benefit equal to 6% per annum of their pensionable earnings during a calendar year. In addition, an interest credit is applied to the benefits earned under this revised formula at a rate equal to a 30 year U.S. Treasury note. Finally, active non-ASR participants that met certain age and service criteria as of December 31, 2009, receive a transitional benefit in addition to the pension credit of 6% per annum. This transitional benefit provides an additional pension credit of 2% to 4% per annum of pensionable earnings plus the applicable interest credit, through 2014. As part of the ASR acquisition in early fiscal 2011, Energizer assumed the legacy benefits under the two frozen ASR pension plans.

In March 2010, the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (the Acts) were signed into law in the United States. This legislation extends health care coverage to many uninsured individuals and expands coverage to those already insured. We have evaluated the effect of the Acts on our U.S. retiree medical obligation. Under the structure of our U.S. plan, the Company has limited its financial commitment for the benefits provided under the plan; all costs in excess of the Company's commitment are allocated to the retirees. Any increased costs from the Acts will also be allocated to the retirees and will not change the Company's financial commitment. As such, we have not added any additional obligation related to the Acts to the Company's postretirement benefit obligation.

Defined Contribution Plan	12 Months Ended
Sep. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Defined Contribution Plan [Text Block]
Defined Contribution Plan

The Company sponsors a defined contribution plan, which extends participation eligibility to substantially all U.S. employees, other than legacy ASR employees. The Company matches 50% of participant’s before-tax contributions up to 6% of eligible compensation. Prior to January 1, 2010, after-tax contributions not exceeding 1% of participant's compensation were matched 325% by the Company. Amounts charged to expense during fiscal 2011, 2010, and 2009 were $9.2, $8.0, and $8.1, respectively, and are reflected in SG&A and Cost of products sold in the Consolidated Statements of Earnings. Also included in the fiscal 2011 expense was $0.9 related to the matching components of two legacy ASR plans. These plans were part of the ASR acquisition that occurred in early fiscal 2011.

Debt	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Debt

Notes payable at September 30, 2011 and 2010 consisted of notes payable to financial institutions with original maturities of less than one year of $56.0 and $24.9, respectively, and had a weighted-average interest rate of 3.1% and 5.7%, respectively.

The detail of long-term debt at September 30 for the year indicated is as follows:

	2011	2010
Private Placement, fixed interest rates ranging from 4.1% to 6.6%, due 2012 to 2017	$1,265.0	$1,835.0
Senior Notes, fixed interest rate of 4.7%, due 2021	600.0	$0.0
Term Loan, variable interest at LIBOR + 75 basis points, or 1.0%, due December 2012	447.5	453.5
Total long-term debt, including current maturities	2,312.5	2,288.5
Less current portion	106.0	266.0
Total long-term debt	$2,206.5	$2,022.5

The Company’s total borrowings were $2,368.5 at September 30, 2011, including $503.5 tied to variable interest rates, of which $300 is hedged via the interest rate swap noted below. The Company maintains total debt facilities of $2,818.5, exclusive of available borrowings under the receivables securitization program, of which $438.2 remained available as of September 30, 2011, as reduced by $11.8 of outstanding letters of credit.

On May 19, 2011, the Company issued $600.0 principal amount of 4.7% Senior Notes due on May 2021. Interest is payable semi-annually beginning November 2011.
The net proceeds from the sale of the notes were used for repayment of indebtedness and for general corporate purposes including fees and expenses related to the debt offering. The indebtedness that was repaid included the following:

•	$25.0 Private Placement notes with a fixed interest rate of 3.86%, due June 30, 2011,

•	$140.0 Private Placement notes with a fixed interest rate of 6.05%, due June 30, 2011,

•
$333.3 for the early redemption of certain Private Placement notes with fixed interest rates ranging from 3.9% to 6.1%, due 2011 to 2013. This included the payment of $310.0 in principal, $19.9 of “make-whole” premiums due to the early retirement of the debt and $3.4 of accrued interest on the notes at the time of the redemption,

•	$82.8 outstanding indebtedness under our $450.0 U.S. revolving credit facility,

•	$14.4 outstanding indebtedness under our receivables securitization program, and

•	$4.5 in fees and expenses related to the debt offering.

On May 6, 2011, the Company’s $450 U.S. revolving credit facility was renewed for a five year term. This renewal represents an increase in the amount available under this revolving line of credit as compared to the $275 available under the facility prior to the renewal. At September 30, 2011, there were no outstanding borrowings under this facility.

During the second quarter of fiscal 2009, the Company entered into interest rate swap agreements with two major financial institutions that fixed the variable benchmark component (LIBOR) of the Company’s interest rate on $300 of the Company’s variable rate debt through December 2012 at an interest rate of 1.9%.

Under the terms of the Company’s credit agreements, the ratio of the Company’s indebtedness to its EBITDA, as defined in the agreements and detailed below, cannot be greater than 4.00 to 1, and may not remain above 3.50 to 1 for more than four consecutive quarters. If and so long as the ratio is above 3.50 to 1 for any period, the Company is required to pay additional interest expense for the period in which the ratio exceeds 3.50 to 1. The interest rate margin and certain fees vary depending on the indebtedness to EBITDA ratio. Under the Company’s private placement note agreements, the ratio of indebtedness to EBITDA may not exceed 4.00 to 1. However, if the ratio is above 3.50 to 1, the Company is required to pay an additional 75 basis points in interest for the period in which the ratio exceeds 3.50 to 1. In addition, under the credit agreements, the ratio of its current year EBIT, as defined in the agreements, to total interest expense must exceed 3.00 to 1. The Company’s ratio of indebtedness to its proforma EBITDA was 2.92 to 1, and the ratio of its proforma EBIT to total interest expense was 4.33 to 1, as of September 30, 2011. These ratios were negatively impacted by a significant portion of the pre-tax charges associated with the Household Products restructuring activities in fiscal 2011 as such charges reduced EBITDA as defined in the agreements. If the Company fails to comply with the financial covenants referred to above or with other requirements of the credit agreements or private placement note agreements, the lenders would have the right to accelerate the maturity of the debt. Acceleration under one of these facilities would trigger cross defaults on other borrowings.

Under the credit agreements, EBITDA is defined as net earnings, as adjusted to add-back interest expense, income taxes, depreciation and amortization, all of which are determined in accordance with GAAP. In addition, the credit agreement allows certain non-cash charges such as stock award amortization and asset write-offs or impairments to be “added-back” in determining EBITDA for purposes of the indebtedness ratio. Severance and other cash charges incurred as a result of restructuring and realignment activities as well as expenses incurred in acquisition integration activities are included as reductions in EBITDA for calculation of the indebtedness ratio. In the event of an acquisition, such as ASR in fiscal 2011, the EBITDA is calculated on a proforma basis to include the trailing twelve-month EBITDA of the acquired company or brands. Total debt is calculated in accordance with GAAP, but excludes outstanding borrowings under the receivable securitization program. EBIT is calculated in a fashion identical to EBITDA except that depreciation and amortization are not “added-back”. Total interest expense is calculated in accordance with GAAP.

On May 2, 2011, the Company amended and renewed, for a three year term, its existing receivables securitization program. Borrowings under this program, which may not exceed $200, receive favorable treatment in the Company's debt compliance covenants. At September 30, 2011, $35.0 was outstanding under this facility.

The counterparties to long-term committed borrowings consist of a number of major financial institutions. The Company continually monitors positions with, and credit ratings of, counterparties both internally and by using outside ratings agencies.

Aggregate maturities of long-term debt, including current maturities, at September 30, 2011 are as follows for the fiscal years’ noted: $106.0 in 2012, $566.5 in 2013, $140.0 in 2014, $230.0 in 2015, $210.0 in 2016 and $1,060.0 thereafter. At this time, the Company intends to repay only scheduled debt maturities over the course of the next fiscal year with the intent to preserve committed liquidity.

Preferred Stock	12 Months Ended
Sep. 30, 2011
Class of Stock Disclosures [Abstract]
Preferred Stock [Text Block]
Preferred Stock

The Company’s Articles of Incorporation authorize the Company to issue up to 10 million shares of $0.01 par value of preferred stock. During the three years ended September 30, 2011, there were no shares of preferred stock outstanding.

Shareholders' Equity	12 Months Ended
Sep. 30, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Shareholders’ Equity

At September 30, 2011, there were 300 million shares of ENR stock authorized, of which approximately 1.3 million shares were reserved for issuance under the 2000 Incentive Stock Plan and 1.7 million shares were reserved for issuance under the 2009 Incentive Stock Plan.

Beginning in September 2000, the Company’s Board of Directors has approved a series of resolutions authorizing the repurchase of shares of ENR common stock, with no commitments by the Company to repurchase such shares. On July 24, 2006, the Board of Directors approved the repurchase of up to an additional 10 million shares. In fiscal 2011, the Company repurchased 3.7 million shares of Energizer common stock, exclusive of a small number of shares related to the net settlement of certain stock awards for tax withholding purposes, for a total cost of approximately $276. Since the end of fiscal 2011 and through November 20, the Company repurchased an additional 0.8 million shares of its common stock at a total cost of approximately $56. All of the shares were purchased in the open market under the Company's current authorization from its Board of Directors. The Company has approximately 3.4 million shares remaining on the above noted Board authorization to repurchase its common stock in the future. Future purchases may be made from time to time on the open market or through privately negotiated transactions, subject to corporate objectives and the discretion of management.

Financial Instruments and Risk Management	12 Months Ended
Sep. 30, 2011
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management Disclosure [Text Block]
Financial Instruments and Risk Management

The market risk inherent in the Company’s financial instruments and positions represents the potential loss arising from adverse changes in currency rates, commodity prices, interest rates and the Company’s stock price. Company policy allows derivatives to be used only for identifiable exposures and, therefore, the Company does not enter into hedges for trading purposes where the sole objective is to generate profits.

Concentration of Credit Risk The counterparties to derivative contracts consist of a number of major financial institutions and are generally institutions with which the Company maintains lines of credit. The Company does not enter into derivative contracts through brokers nor does it trade derivative contracts on any other exchange or over-the-counter markets. Risk of currency positions and mark-to-market valuation of positions are strictly monitored at all times.

The Company continually monitors positions with, and credit ratings of, counterparties both internally and by using outside rating agencies. The Company has implemented policies that limit the amount of agreements it enters into with any one party. While nonperformance by these counterparties exposes the Company to potential credit losses, such losses are not anticipated.

The Company sells to a large number of customers primarily in the retail trade, including those in mass merchandising, drugstore, supermarket and other channels of distribution throughout the world. Wal-Mart Stores, Inc. and its subsidiaries accounted for 19.5%, 20.1% and 21.4% of total net sales in fiscal 2011, 2010 and 2009, respectively, primarily in North America. The Company performs ongoing evaluations of its customers' financial condition and creditworthiness, but does not generally require collateral. The Company’s largest customer had obligations to the Company with a carrying value of $118.8 at September 30, 2011. While the competitiveness of the retail industry presents an inherent uncertainty, the Company does not believe a significant risk of loss from a concentration of credit risk exists with respect to accounts receivable.

In the ordinary course of business, the Company enters into contractual arrangements (derivatives) to reduce its exposure to foreign currency, interest rate and commodity price risks. The section below outlines the types of derivatives that existed at September 30, 2011 and 2010 as well as the Company’s objectives and strategies for holding these derivative instruments.

Commodity Price Risk The Company uses raw materials that are subject to price volatility. At times, hedging instruments are used by the Company to reduce exposure to variability in cash flows associated with future purchases of zinc or other commodities. The fair market value of the Company's outstanding hedging instruments included in Accumulated other comprehensive loss on the Consolidated Balance Sheets was an unrealized pre-tax loss of $6.2 and pre-tax gain of $1.0 at September 30, 2011 and 2010, respectively. Over the next twelve months, approximately $5.6 of the loss included in Accumulated other comprehensive loss will be recognized in earnings. Contract maturities for these hedges extend into fiscal year 2013. There were 18 open contracts at September 30, 2011. These hedge contracts cover approximately 90% of estimated zinc purchases in fiscal 2012.

Foreign Currency Risk A significant portion of Energizer’s product cost is more closely tied to the U.S. dollar than to the local currencies in which the product is sold. As such, a weakening of currencies relative to the U.S. dollar, results in margin declines unless mitigated through pricing actions, which are not always available due to the competitive environment. Conversely, a strengthening in currencies relative to the U.S. dollar, and to a lesser extent, the Euro can improve margins. As a result, the Company has entered into a series of forward currency contracts to hedge the cash flow uncertainty of forecasted inventory purchases due to short term currency fluctuations. The Company’s primary foreign affiliates, which are exposed to U.S. dollar purchases, have the Euro, the Japanese yen, the British pound, the Canadian dollar and the Australian dollar as their local currencies. At September 30, 2011 and 2010, respectively, the Company had an unrealized pre-tax gain on these forward currency contracts accounted for as cash flow hedges of $3.3 and unrealized pre-tax loss of $16.8 included in Accumulated other comprehensive loss on the Consolidated Balance Sheets. Assuming foreign exchange rates versus the U.S. dollar remain at September 30, 2011 levels, over the next twelve months, approximately $2.7 of the pre-tax gain included in Accumulated other comprehensive loss will be included in earnings. Contract maturities for these hedges extend into fiscal year 2013. There were 64 open contracts at September 30, 2011 with a total notional value of approximately $360.

Interest Rate Risk The Company has interest rate risk with respect to interest expense on variable rate debt. At September 30, 2011, the Company had $503.5 of variable rate debt outstanding. During fiscal 2009, the Company entered into interest rate swap agreements with two major financial institutions that fixed the variable benchmark component (LIBOR) of the Company’s interest rate on $300 of the Company’s variable rate debt through December 2012. At September 30, 2011 and 2010, respectively, the Company had an unrealized pre-tax loss on these interest rate swap agreements of $4.7 and $7.8 included in Accumulated other comprehensive loss on the Consolidated Balance Sheets.

Cash Flow Hedges The Company maintains a number of cash flow hedging programs, as discussed above, to reduce risks related to commodity, foreign currency and interest rate risk. Each of these derivative instruments have a high correlation to the underlying exposure being hedged and have been deemed highly effective for accounting purposes in offsetting the associated risk.

Derivatives not Designated in Hedging Relationships The Company holds a share option with a major financial institution to mitigate the impact of changes in certain of the Company’s deferred compensation liabilities, which are tied to the Company’s common stock price. Period activity related to the share option is classified in the same category in the cash flow statement as the period activity associated with the Company’s deferred compensation liability, which was cash flow from operations.

In addition, the Company enters into foreign currency derivative contracts which are not designated as cash flow hedges for accounting purposes to hedge existing balance sheet exposures. Any losses on these contracts would be offset by exchange gains on the underlying exposures; thus, they are not subject to significant market risk.

The following table provides fair values as of September 30, 2011 and 2010, and the amounts of gains and losses on derivative instruments classified as cash flow hedges as of and for the twelve months ended September 30, 2011 and 2010, respectively.

	At September 30, 2011	For Twelve Months Ended September 30, 2011
		Gain/(Loss)	Gain/(Loss) Reclassified From
Derivatives designated as	Fair Value	Recognized	OCI into Income
Cash Flow Hedging Relationships	Asset(Liability) (1) (2)	in OCI(3)	(Effective Portion) (4) (5)
Foreign currency contracts	$3.3	$(4.5)	$(24.6)
Commodity contracts (6)	(6.2)	(5.2)	1.0
Interest rate contracts	(4.7)	3.1	—
Total	$(7.6)	$(6.6)	$(23.6)

	At September 30, 2010	For Twelve Months Ended September 30, 2010
			Gain/(Loss)
		Gain/(Loss)	Reclassified From
Derivatives designated as	Fair Value	Recognized	OCI into Income
Cash Flow Hedging Relationships	Asset (Liability) (1) (2)	in OCI (3)	(Effective Portion) (4) (5)
Foreign currency contracts	$(16.8)	$(12.3)	$(10.8)
Commodity contracts	1.0	1.4	7.3
Interest rate contracts	(7.8)	(11.2)	—
Total	$(23.6)	$(22.1)	$(3.5)

(1)	All derivative assets are presented in other current assets or other assets.

(2)	All derivative liabilities are presented in other current liabilities or other liabilities.

(3)	OCI is defined as other comprehensive income.

(4)	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts in other financing, commodity contracts in Cost of products sold.

(5)
Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion recognized in income was insignificant to the twelve months ended September 30, 2011.

(6)
At September 30, 2011, $0.2 of gains associated with the Company's commodity contracts were capitalized to AOCI. The loss will be reclassified from AOCI into income as a result of inventory being sold.

The following table provides fair values as of September 30, 2011 and 2010, and the amounts of gains and losses on derivative instruments not classified as cash flow hedges as of and for the twelve months ended September 30, 2011 and 2010, respectively.

	At September 30, 2011	For Twelve Months Ended September 30, 2011
Derivatives not designated as	Fair Value	Gain/(Loss)	Income Statement
Cash Flow Hedging Relationships	Asset (Liability)	Recognized in Income	Classification
Share option	$(3.4)	$(0.6)	SG&A
Foreign currency contracts	0.4	4.5	Other financing
Total	$(3.0)	$3.9

	At September 30, 2010	For Twelve Months Ended September 30, 2010
Derivatives not designated as	Fair Value	Gain/(Loss)	Income Statement
Cash Flow Hedging Relationships	Asset (Liability)	Recognized in Income	Classification
Share option	$(2.9)	$0.6	SG&A
Foreign currency contracts	2.8	(5.4)	Other financing
Total	$(0.1)	$(4.8)

Fair Value Hierarchy Accounting guidance on fair value measurements for certain financial assets and liabilities requires that assets and liabilities carried at fair value be classified in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs reflecting the reporting entity’s own assumptions or external inputs from inactive markets.

Under the fair value accounting guidance hierarchy, an entity is required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The following table sets forth the Company’s financial assets and liabilities, which are carried at fair value, as of September 30, 2011 and 2010 that are measured on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 2
	September 30,
	2011	2010
Assets/(Liabilities) at fair value:
Deferred Compensation	$(147.6)	$(136.4)
Derivatives - Foreign Exchange	3.7	(14.0)
Derivatives - Commodity	(6.2)	1.0
Derivatives - Interest Rate Swap	(4.7)	(7.8)
Share Option	(3.4)	(2.9)
Total Assets/(Liabilities) at fair value	$(158.2)	$(160.1)

At September 30, 2011 and 2010 the Company had no level 1 or level 3 financial assets or liabilities.

See Note 9 of the Notes to Consolidated Financial Statements for further discussion of deferred compensation liabilities.

At September 30, 2011 and 2010, the fair market value of fixed rate long-term debt was $1,969.3 and $2,077.5, respectively, compared to its carrying value of $1,865.0 and $1,835.0, respectively. The book value of the Company’s variable rate debt approximates fair value. The fair value of the long-term debt is estimated using yields obtained from independent pricing sources for similar types of borrowing arrangements.

Due to the nature of cash and cash equivalents and short-term borrowings, including notes payable, carrying amounts on the balance sheets approximate fair value.

At September 30, 2011, the fair value of foreign currency, interest rate swap and commodity contracts is the amount that the Company would receive or pay to terminate the contracts, considering first, quoted market prices of comparable agreements, or in the absence of quoted market prices, such factors as interest rates, currency exchange rates and remaining maturities.

Japan Earthquake and Related Events On March 11, 2011, an earthquake struck off the northeast coast of Japan, triggering a tsunami. Further compounding the situation, nuclear power plants were damaged causing concerns about the possible meltdown of nuclear reactors and the release of harmful radioactive materials. The tragic events have severely disrupted the Japanese economy, the third largest in the world.

The Company is party to several foreign exchange hedging contracts for the Japanese Yen, which are accounted for as cash flow hedges. These contracts hedge the variability of cash flows resulting from changes to foreign currency exchange rates related to the cash settlement of future inventory purchases. The contracts are established and based on a forecast of future inventory purchases. At September 30, 2011, the Company had a pre-tax loss of approximately $7 included in Accumulated Other Comprehensive Loss on the Balance Sheet related to hedging contracts in Japan. This loss relates to foreign exchange contracts accounted for as cash flow hedges with maturities throughout fiscal 2012. As of September 30, 2011, contracts with maturities extending into fiscal 2013 are not material. As noted previously, we continue to monitor activities in Japan, and, to date, have not seen any material change in inventory purchasing to meet future consumer demand. However, a reduction of forecasted inventory purchases may result in a portion of current or future foreign exchange contracts to no longer qualify as cash flow hedges. This may result in an acceleration of the recognition of the amounts included in Accumulated other comprehensive income in the consolidated balance sheet. At this time, we consider these forecasted inventory purchases to be probable.

Environmental and Legal Matters	12 Months Ended
Sep. 30, 2011
Environmental and Legal Matters [Abstract]
Environmental and Legal Matters Disclosure [Text Block]
Environmental and Legal Matters

Government Regulation and Environmental Matters – The operations of the Company, like those of other companies engaged in the Household Products and Personal Care businesses, are subject to various federal, state, foreign and local laws and regulations intended to protect the public health and the environment. These regulations relate primarily to worker safety, air and water quality, underground fuel storage tanks and waste handling and disposal. The Company has received notices from the U.S. Environmental Protection Agency, state agencies and/or private parties seeking contribution, that it has been identified as a “potentially responsible party” (PRP) under the Comprehensive Environmental Response, Compensation and Liability Act, and may be required to share in the cost of cleanup with respect to eight federal “Superfund” sites. It may also be required to share in the cost of cleanup with respect to state-designated sites or other sites outside of the U.S.

Accrued environmental costs at September 30, 2011 were $7.1, exclusive of accrued costs associated with the recent ASR acquisition, of which $1.6 is expected to be spent in fiscal 2012. This accrual is not measured on a discounted basis. In addition, the Company has accrued environmental costs included in the ASR opening balance sheet at the time of acquisition of approximately $13, of which approximately $1 is expected to be spent in fiscal 2012. The ASR liability was measured using a discount rate of 4%. It is difficult to quantify with certainty the cost of environmental matters, particularly remediation and future capital expenditures for environmental control equipment. Nevertheless, based on information currently available, the Company believes the possibility of material environmental costs in excess of the accrued amount is remote.

Certain of the Company’s products are subject to regulation by the United States Food and Drug Administration (FDA), including tampons and sun care products.

Legal Proceedings – The Company and its subsidiaries are parties to a number of legal proceedings in various jurisdictions arising out of the operations of the Energizer business. Many of these legal matters are in preliminary stages and involve complex issues of law and fact, and may proceed for protracted periods of time. The amount of liability, if any, from these proceedings cannot be determined with certainty. However, based upon present information, the Company believes that its ultimate liability, if any, arising from pending legal proceedings, asserted legal claims and known potential legal claims which are likely to be asserted, are not reasonably likely to be material to the Company’s financial position, results of operations, or cash flows, taking into account established accruals for estimated liabilities.

Other Commitments and Contingencies	12 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Other Commitments and Contingencies

Total rental expense less sublease rental income for all operating leases was $32.6, $30.5 and $32.2 in fiscal 2011, 2010 and 2009, respectively. Future minimum rental commitments under noncancellable operating leases in effect as of September 30, 2011, were $27.8 in fiscal 2012, $21.1 in fiscal 2013, $17.0 in fiscal 2014, $13.1 in fiscal 2015, $11.3 in fiscal 2016 and $30.8 thereafter. These leases are primarily for office facilities.

Supplemental Financial Statement Information	12 Months Ended
Sep. 30, 2011
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
Supplemental Financial Statement Information
The components of certain balance sheet accounts at September 30 for the years indicated are as follows:

	2011	2010
Inventories
Raw materials and supplies	$95.5	$79.5
Work in process	139.9	133.3
Finished products	418.0	453.5
Total inventories	$653.4	$666.3
Other Current Assets
Miscellaneous receivables	$58.6	$50.2
Deferred income tax benefits	189.2	160.4
Prepaid expenses	84.3	78.3
Other	42.3	19.8
Total other current assets	$374.4	$308.7
Property, plant and equipment
Land	$39.4	$37.3
Buildings	297.4	283.6
Machinery and equipment	1,719.8	1,644.2
Construction in progress	71.7	64.6
Total gross property	2,128.3	2,029.7
Accumulated depreciation	(1,242.9)	(1,189.1)
Total property, plant and equipment, net	$885.4	$840.6
Other Current Liabilities
Accrued advertising, promotion and allowances	$316.0	$331.3
Accrued salaries, vacations and incentive compensation	110.4	101.5
Returns reserve	48.5	51.5
Restructuring reserve	7.2	2.6
Other	225.6	204.7
Total other current liabilities	$707.7	$691.6
Other Liabilities
Pensions and other retirement benefits	$497.2	$333.7
Deferred compensation	151.7	153.5
Deferred income tax liabilities	453.8	449.4
Other non-current liabilities	93.6	75.7
Total other liabilities	$1,196.3	$1,012.3

Allowance for Doubtful Accounts	2011	2010	2009
Balance at beginning of year	$13.2	$11.3	$11.2
Impact of acquisition	0.8	—	—
Provision charged to expense, net of reversals	4.6	4.6	5.9
Write-offs, less recoveries, translation, other	(2.7)	(2.7)	(5.8)
Balance at end of year	$15.9	$13.2	$11.3

Income Tax Valuation Allowance	2011	2010	2009
Balance at beginning of year	$11.0	$10.3	$9.1
Provision charged to expense	11.4	2.7	1.2
Reversal of provision charged to expense	(4.6)	(1.3)	—
Write-offs, translation, other	(5.2)	(0.7)	—
Balance at end of year	$12.6	$11.0	$10.3

Supplemental Disclosure of Cash Flow Information	2011	2010	2009
Interest paid, including cost of early debt retirement	$141.8	$122.1	$150.4
Income taxes paid	206.4	131.5	167.3

Segment Information	12 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Information

Operations for the Company are managed via two segments - Personal Care (Wet Shave, Skin Care, Feminine Care and Infant Care) and Household Products (Battery and Lighting Products). On November 23, 2010, which is in the first fiscal quarter of 2011, we completed the acquisition of American Safety Razor (ASR). ASR is a leading global manufacturer of private label/value wet shaving razors and blades, and industrial and specialty blades and is part of the Company’s Personal Care segment. Segment performance is evaluated based on segment operating profit, exclusive of general corporate expenses, share-based compensation costs, costs associated with most restructuring, integration or business realignment activities, including the Household Products restructuring activities in fiscal 2011 and amortization of intangible assets. Financial items, such as interest income and expense, are managed on a global basis at the corporate level.

The Company’s operating model includes a combination of stand-alone and combined business functions between the Personal Care and Household Products businesses, varying by country and region of the world. Shared functions include product warehousing and distribution, various transaction processing functions, and in some countries, a combined sales force and management. Such allocations do not represent the costs of such services if performed on a stand-alone basis. The Company applies a fully allocated cost basis, in which shared business functions are allocated between the businesses.

The reduction in gross profit associated with the write-up and subsequent sale of the inventory acquired in the ASR acquisition in November 2010, which was $7.0 for fiscal 2011 and the shave preparation acquisition in June 2009, which was $3.7 for fiscal 2009, as well as the related expenses and integration costs for each of the acquisitions are not reflected in the Personal Care segment, but rather presented below segment profit, as they are non-recurring items directly associated with the acquisition. Such presentation reflects management’s view on how it evaluates segment performance.

For the year ended September 30, 2011, the Company recorded expense of $1.8 related to the devaluation of its net monetary assets in Venezuela as a result of accounting for the translation of this affiliate under the accounting rules governing a highly inflationary economy. These results reflect an exchange rate of 5.6 Venezuelan Bolivar Fuerte to one U.S. dollar. In the prior fiscal year, the Company recorded a pre-tax loss of $18.3 due primarily to the devaluation of our Venezuela affiliates' U.S. dollar based intercompany payable as a result of the official devaluation of the exchange rate between the U.S. dollar and the Venezuelan Bolivar Fuerte. These impacts, which are included in Other financing on the Consolidated Statements of Earnings and Comprehensive Income, are not considered in the evaluation of segment profit. However, normal operating results in Venezuela, such as sales, gross profit and spending, have been negatively impacted in fiscal 2011 on a comparative basis to fiscal 2010 by translating at less favorable exchange, primarily in the first fiscal quarter of 2011, and by the impact of unfavorable economic conditions in the country. These operating results remain part of the reported segment totals. The segment impacts of the Venezuela devaluation and the unfavorable economic impact on operating results are shown separately in the tables provided in the division discussions.

On May 19, 2011, the Company completed the issuance of $600.0 principal amount of 4.7% Senior Notes due May 2021, with interest paid semi-annually beginning November, 2011. The vast majority of the proceeds of the offering were used to repay existing indebtedness including the early redemption of certain private placement notes. The early retirement of the certain private placement notes resulted in the payment of “make whole” premiums totaling $19.9, pre-tax, which are reflected as a separate line item on the Consolidated Statements of Earnings as well as the reconciliation of segment results to total earnings before income taxes included in this footnote. See Note 12 to the Consolidated Financial Statements for further details.

In the fourth quarter of fiscal 2009, the Company implemented a voluntary employee retirement option (VERO) for eligible U.S. colleagues. The decision to accept the cash benefits offered under the VERO was at the election of the colleague and was irrevocable. Payments under the VERO were cash only, and did not include any enhancement to pension or retirement benefits. In addition, the Company implemented a RIF program primarily in the U.S., to further adjust the organizational structure. The total charge for the VERO and RIF in the fourth quarter of fiscal 2009 was $38.6 and was included in SG&A. This program, which was primarily in the Household Products business is presented as a separate line below segment profit.

Also in fiscal 2009, we recorded a favorable adjustment of $24.1 resulting from a change in the policy under which colleagues earn and vest in the Company’s paid time off (PTO) benefit. Prior to the change, colleagues were granted and vested in their total PTO days at the beginning of the calendar year, and received a cash payment for unused days in the event of termination during the year. As such, the value of a full year of PTO, net of days used, was accrued at any given balance sheet date. As part of a review of certain benefit programs, this policy was revised in fiscal 2009 to a more “market” policy for PTO. The revised policy has an “earn as you go” approach, under which colleagues earn current-year PTO on a pro-rata basis as they work during the year. As a result of this change, any previously earned and vested benefit under the prior policy was forfeited, and the required liability at the date of the policy change was adjusted to reflect the revised benefit. This favorable adjustment is not reflected in the Household Products or Personal Care segments, but rather presented as a separate line item below segment profit as it is not considered operational in nature.

The presentation for inventory write-up, acquisition integration and other costs, cost of early debt retirements, VERO/RIF costs and favorable PTO adjustment reflects management’s view on how it evaluates segment performance.

Corporate assets shown in the following table include all cash and cash equivalents, financial instruments and deferred tax assets that are managed outside of operating segments.

Net Sales	2011	2010	2009
Personal Care	$2,449.7	$2,048.6	$1,890.3
Household Products	2,196.0	2,199.7	2,109.5
Total net sales	$4,645.7	$4,248.3	$3,999.8

	2011	2010	2009
Operating Profit
Personal Care	$408.4	$366.6	$341.1
Household Products	410.6	451.1	398.6
Total operating profit	819.0	817.7	739.7
General corporate and other expenses	(119.9)	(108.4)	(97.4)
Household Products restructuring	(79.0)	—	—
ASR transaction costs/integration	(13.5)	(0.5)	—
Venezuela devaluation/other impacts	(1.8)	(18.3)	—
Cost of early debt retirements	(19.9)	—	—
VERO/RIF	—	—	(38.6)
PTO policy change	—	—	24.1
Acquisition inventory valuation	(7.0)	—	(3.7)
Amortization	(21.3)	(13.6)	(13.1)
Interest and other financing items	(150.6)	(133.5)	(165.7)
Total earnings before income taxes	$406.0	$543.4	$445.3

Depreciation and Amortization
Personal Care	$78.9	$57.9	$50.9
Household Products	63.5	65.8	65.6
Total segment depreciation and amortization	142.4	123.7	116.5
Corporate	38.9	15.5	13.9
Total depreciation and amortization	$181.3	$139.2	$130.4

Total Assets
Personal Care	$1,318.0	$1,156.6
Household Products	1,257.5	1,299.1
Total segment assets	2,575.5	2,455.7
Corporate	734.4	841.6
Goodwill and other intangible assets, net	3,353.5	3,090.6
Total assets	$6,663.4	$6,387.9

Capital Expenditures
Household Products	$61.0	$69.2	$80.8
Personal Care	36.6	38.2	56.9
Total segment capital expenditures	97.6	107.4	137.7
Corporate	0.4	1.3	2.0
Total capital expenditures	$98.0	$108.7	$139.7

Geographic segment information on a legal entity basis:

	2011	2010	2009
Net Sales to Customers
United States	$2,341.9	$2,196.8	$2,100.1
International	2,303.8	2,051.5	1,899.7
Total net sales	$4,645.7	$4,248.3	$3,999.8

Long-Lived Assets
United States	$615.6	$532.3
Germany	93.3	106.2
Singapore	81.7	79.6
Other International	126.7	149.7
Total long-lived assets	$917.3	$867.8

The Company’s international net sales are derived from customers in numerous countries, with sales to customers in Canada representing 5.3%, 5.7% and 5.1% of the Company’s total net sales in fiscal 2011, 2010 and 2009, respectively. Net sales to customers in all other single foreign countries represented less than 5% of the Company’s total net sales for each of the three years presented.

Supplemental product information is presented below for net sales:

	2011	2010	2009
Net Sales
Wet Shave	$1,637.4	$1,265.1	$1,118.1
Alkaline batteries	1,311.7	1,327.9	1,264.3
Other batteries and lighting products	884.3	871.8	845.2
Skin Care	417.6	383.0	364.0
Feminine Care	195.1	198.8	214.1
Infant Care	198.0	201.7	194.1
Other personal care products	1.6	—	—
Total net sales	$4,645.7	$4,248.3	$3,999.8

Quarterly Financial Information	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Information – (Unaudited)

The results of any single quarter are not necessarily indicative of the Company’s results for the full year. Net earnings of the Company are impacted in the first quarter by the additional battery product sales volume associated with the December holiday season. Data are computed independently for each of the periods presented. As a result, the sum of the amounts for the quarter may not equal the total for the year.

	First	Second	Third	Fourth
Fiscal 2011

Net sales	$1,177.1	$1,035.3	$1,234.5	$1,198.8
Gross profit	555.6	471.1	573.0	546.0

Net earnings	110.4	39.1	65.9	45.8

Basic earnings per share	$1.56	$0.56	$0.95	$0.67
Diluted earnings per share	$1.55	$0.55	$0.94	$0.67

Items increasing/(decreasing) net earnings:
Household Products restructuring	$(1.3)	$(30.0)	$(16.9)	$(15.3)
Early debt retirement/duplicate interest	—	—	(12.5)	(1.9)
ASR transaction costs/integration	(3.8)	(0.9)	(2.5)	(1.2)
Acquisition inventory valuation	(1.7)	(2.7)	—	—
Other realignment/integration costs	(0.2)	(1.9)	0.2	(0.1)
Venezuela devaluation/other impacts	(2.3)	1.0	—	(0.5)
Valuation allowance, other tax adjustments, prior year foreign tax benefits	—	—	1.1	(10.8)

	First	Second	Third	Fourth
Fiscal 2010

Net sales	$1,176.7	$935.1	$1,076.8	$1,059.7
Gross profit	560.2	447.2	517.6	494.3

Net earnings	125.7	88.5	104.0	84.8

Basic earnings per share	$1.80	$1.27	$1.48	$1.21
Diluted earnings per share	$1.78	$1.25	$1.47	$1.20

Items increasing/(decreasing) net earnings:
Venezuela devaluation/other impacts	$(25.5)	$2.8	$5.7	$2.8
VERO/separation costs	—	—	(0.1)	0.2
Integration costs	(1.0)	(0.6)	(0.3)	0.1
Provisions for restructuring and related costs	(3.5)	(0.5)	(0.5)	(1.1)
Tax benefits - special foreign tax credit	—	—	—	23.5
Valuation allowance, other tax adjustments, prior year foreign tax benefits	—	—	3.7	2.4

Guarantor and Non-Guarantor Financial Statements	12 Months Ended
Sep. 30, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Guarantor and Non-Guarantor Financial Information

As discussed in Note 12, on May 19, 2011, the Company issued a total of $600.0 of 4.70% Senior Notes (the “Notes”) due in May 2021 with interest payable semi-annually beginning November 2011. The Notes are fully and unconditionally guaranteed on a joint and several basis by the Company's existing and future direct and indirect domestic subsidiaries that are guarantors of any of the Company's credit agreements or other indebtedness for borrowed money (the “Guarantors”). The Guarantors are wholly-owned either directly or indirectly by the Company and jointly and severally guarantee the Company's obligations under the Notes and substantially all of the Company's other outstanding indebtedness. The Company's subsidiaries organized outside of the U.S. and certain domestic subsidiaries (collectively, the “Non-Guarantors”) do not guarantee the Notes. The subsidiary guarantee with respect to the Notes are subject to release upon sale of all of the capital stock of the Subsidiary Guarantor; if the guarantee under our credit agreements and other indebtedness for borrowed money is released or discharged (other than due to payment under such guarantee); or when the requirements for legal defeasance are satisfied or the obligations are discharged in accordance with the indenture.

Set forth below are the condensed consolidating financial statements presenting the results of operations, financial position and cash flows of the Parent Company (Energizer Holdings, Inc.), the Guarantors on a combined basis, the Non-Guarantors on a combined basis and eliminations necessary to arrive at the information for the Company as reported, on a consolidated basis. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among the Parent Company, the Guarantor and the Non-Guarantor subsidiaries.

	Consolidated Statements of Earnings (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net Sales	$—	$2,775.2	$2,444.5	$(574.0)	$4,645.7
Cost of products sold	—	1,658.4	1,418.4	(576.8)	2,500.0
Gross Profit	—	1,116.8	1,026.1	2.8	2,145.7

Selling, general and administrative expense	—	420.4	435.7	—	856.1
Advertising and promotion expense	—	285.9	240.8	(2.7)	524.0
Research and development expense	—	108.2	0.1	—	108.3
Household Products restructuring	—	3.0	76.0	—	79.0
Interest expense/(income)	137.1	(2.4)	6.6	—	141.3
Intercompany interest (income)/expense	(134.5)	133.7	0.8	—	—
Other financing (income)/expense	—	2.0	29.0	—	31.0
Intercompany dividends/service fees	—	(113.5)	(10.6)	124.1	—
Equity in earnings of subsidiaries	(271.2)	(153.6)	—	424.8	—
Earnings before income taxes	268.6	433.1	247.7	(543.4)	406.0
Income taxes	7.4	64.6	71.1	1.7	144.8
Net earnings	$261.2	$368.5	$176.6	$(545.1)	$261.2

	Consolidated Statements of Earnings (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,551.9	$2,229.3	$(532.9)	$4,248.3
Cost of products sold	—	1,483.1	1,270.1	(524.2)	2,229.0
Gross Profit	—	1,068.8	959.2	(8.7)	2,019.3

Selling, general and administrative expense	—	379.5	386.2	—	765.7
Advertising and promotion expense	—	274.3	188.8	(1.8)	461.3
Research and development expense	—	97.0	0.1	—	97.1
Interest expense/(income)	121.5	(1.4)	5.3	—	125.4
Intercompany interest (income)/expense	(119.5)	118.2	1.3	—	—
Other financing (income)/expense	(0.1)	1.3	25.2	—	26.4
Intercompany dividends/service fees	—	(69.9)	(16.9)	86.8	—
Equity in earnings of subsidiaries	(412.5)	(266.5)	—	679.0	—
Earnings before income taxes	410.6	536.3	369.2	(772.7)	543.4
Income taxes	7.6	52.3	83.6	(3.1)	140.4
Net earnings	$403.0	$484.0	$285.6	$(769.6)	$403.0

	Consolidated Statements of Earnings (Condensed)
	Year Ended September 30, 2009
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net Sales	$—	$2,405.6	$2,048.9	$(454.7)	$3,999.8
Cost of products sold	—	1,396.4	1,209.1	(464.3)	2,141.2
Gross Profit	—	1,009.2	839.8	9.6	1,858.6

Selling, general and administrative expense	—	373.3	369.3	—	742.6
Advertising and promotion expense	—	241.0	174.1	(0.6)	414.5
Research and development expense	—	90.3	0.2	—	90.5
Interest expense/(income)	136.6	(1.3)	9.4	—	144.7
Intercompany interest (income)/expense	(133.6)	132.9	0.7	—	—
Other financing (income)/expense	(0.2)	2.1	19.1	—	21.0
Intercompany dividends/service fees	—	(117.3)	(7.4)	124.7	—
Equity in earnings of subsidiaries	(302.0)	(191.1)	—	493.1	—
Earnings before income taxes	299.2	479.3	274.4	(607.6)	445.3
Income taxes	1.4	76.0	67.8	2.3	147.5
Net earnings	$297.8	$403.3	$206.6	$(609.9)	$297.8

	Consolidated Balance Sheets (Condensed)
	September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$—	$4.3	$466.9	$—	$471.2
Trade receivables, net (a)	—	15.3	878.3	—	893.6
Inventories	—	318.7	363.8	(29.1)	653.4
Other current assets	21.1	243.7	131.1	(21.5)	374.4
Total current assets	21.1	582.0	1,840.1	(50.6)	2,392.6
Investment in subsidiaries	6,177.9	1,430.6	—	(7,608.5)	—
Intercompany receivables	—	1,755.8	—	(1,755.8)	—
Property, plant and equipment, net	—	574.8	310.6	—	885.4
Goodwill	—	1,105.0	370.3	—	1,475.3
Other intangible assets, net	—	1,664.3	213.9	—	1,878.2
Other noncurrent assets	10.4	11.1	10.4	—	31.9
Total assets	$6,209.4	$7,123.6	$2,745.3	$(9,414.9)	$6,663.4

Current liabilities	$141.1	$437.3	$611.8	$(30.9)	$1,159.3
Intercompany payables	1,712.5	—	43.3	(1,755.8)	—
Long-term debt	2,206.5	—	—	—	2,206.5
Other noncurrent liabilities	48.0	975.9	172.4	—	1,196.3
Total liabilities	4,108.1	1,413.2	827.5	(1,786.7)	4,562.1
Total shareholders' equity	2,101.3	5,710.4	1,917.8	(7,628.2)	2,101.3
Total liabilities and shareholders' equity	$6,209.4	$7,123.6	$2,745.3	$(9,414.9)	$6,663.4

(a) Trade receivables, net for the Non-Guarantors includes approximately $373 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

	Consolidated Balance Sheets (Condensed)
	September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$211.5	$2.5	$415.7	$—	$629.7
Trade receivables, net (a)	—	—	824.8	—	824.8
Inventories	—	340.1	356.0	(29.8)	666.3
Other current assets	0.3	209.4	118.2	(19.2)	308.7
Total current assets	211.8	552.0	1,714.7	(49.0)	2,429.5
Investment in subsidiaries	5,631.1	1,354.9	—	(6,986.0)	—
Intercompany receivables	—	1,468.8	—	(1,468.8)	—
Property, plant and equipment, net	—	519.0	321.6	—	840.6
Goodwill	—	989.7	326.7	—	1,316.4
Other intangible assets, net	—	1,600.7	173.5	—	1,774.2
Other noncurrent assets	5.4	9.7	12.1	—	27.2
Total assets	$5,848.3	$6,494.8	$2,548.6	$(8,503.8)	$6,387.9

Current liabilities	$305.4	$427.1	$550.2	$(29.2)	$1,253.5
Intercompany payables	1,380.8	—	88.0	(1,468.8)	—
Long-term debt	2,022.5	—	—	—	2,022.5
Other noncurrent liabilities	40.0	779.7	192.6	—	1,012.3
Total liabilities	3,748.7	1,206.8	830.8	(1,498.0)	4,288.3
Total shareholders' equity	2,099.6	5,288.0	1,717.8	(7,005.8)	2,099.6
Total liabilities and shareholders' equity	$5,848.3	$6,494.8	$2,548.6	$(8,503.8)	$6,387.9

(a) Trade receivables, net for the Non-Guarantors includes approximately $341 at September 30, 2010 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

	Consolidated Statements of Cash Flows (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net cash flow from operations	$303.4	$(73.4)	$182.5	$—	$412.5
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(55.4)	(42.6)	—	(98.0)
Proceeds from sale of assets	—	5.0	2.6	—	7.6
Acquisitions, net of cash acquired	(267.1)	—	—	—	(267.1)
Other, net	—	(4.8)	(1.2)	—	(6.0)
Net cash used by investing activities	(267.1)	(55.2)	(41.2)	—	(363.5)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	600.0	—	—	—	600.0
Cash payments on debt with original maturities greater than 90 days	(576.0)	—	—	—	(576.0)
Payment of debt issue cost	(7.6)	—	—	—	(7.6)
Net increase in debt with original maturity days of 90 or less	—	15.1	30.6	—	45.7
Common stock purchased	(276.0)	—	—	—	(276.0)
Proceeds from issuance of common stock	8.2	—	—	—	8.2
Excess tax benefits from share-based payments	3.7	—	—	—	3.7
Capital (contribution)/return	—	(8.8)	8.8	—	—
Intercompany dividend	—	124.1	(124.1)	—	—
Net cash (used by)/from financing activities	(247.7)	130.4	(84.7)	—	(202.0)
Effect of exchange rate changes on cash	—	—	(5.5)	—	(5.5)
Net (decrease)/increase in cash and cash equivalents	(211.5)	1.8	51.2	—	(158.5)
Cash and cash equivalents, beginning of period	211.5	2.5	415.7	—	629.7
Cash and cash equivalents, end of period	$—	$4.3	$466.9	$—	$471.2

	Consolidated Statements of Cash Flows (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net cash flow from operations	$211.2	$(17.5)	$458.7	$—	$652.4
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(57.0)	(51.7)	—	(108.7)
Proceeds from sale of assets	—	0.1	0.7	—	0.8
Other, net	—	(4.9)	(0.5)	—	(5.4)
Net cash used by investing activities	—	(61.8)	(51.5)	—	(113.3)
Cash Flow from Financing Activities
Cash payments on debt with original maturities greater than 90 days	(101.0)	—	—	—	(101.0)
Net decrease in debt with original maturity days of 90 or less	—	(5.1)	(146.8)	—	(151.9)
Proceeds from issuance of common stock	12.6	—	—	—	12.6
Excess tax benefits from share-based payments	5.8	—	—	—	5.8
Capital (contribution)/return	—	(3.5)	3.5	—	—
Intercompany dividend	—	86.8	(86.8)	—	—
Net cash (used by)/from financing activities	(82.6)	78.2	(230.1)	—	(234.5)
Effect of exchange rate changes on cash	—	—	(34.2)	—	(34.2)
Net increase/(decrease) in cash and cash equivalents	128.5	(1.2)	143.1	—	270.4
Cash and cash equivalents, beginning of period	83.0	3.7	272.6	—	359.3
Cash and cash equivalents, end of period	$211.5	$2.5	$415.7	$—	$629.7

	Consolidated Statements of Cash Flows (Condensed)
	Year Ended September 30, 2009
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net cash flow from/(used by) operations	$108.0	$(45.7)	$426.9	$—	$489.2
Cash Flow from Investing Activities
Capital expenditures	—	(78.6)	(61.1)	—	(139.7)
Proceeds from sale of assets	—	0.3	2.2	—	2.5
Acquisitions, net of cash acquired	(275.0)	—	—	—	(275.0)
Other, net	—	(0.2)	0.2	—	—
Net cash used by investing activities	(275.0)	(78.5)	(58.7)	—	(412.2)
Cash Flow from Financing Activities
Cash payments on debt with original maturities greater than 90 days	(306.0)	—	—	—	(306.0)
Net decrease in debt with original maturity days of 90 or less	—	(5.0)	(97.0)	—	(102.0)
Proceeds from issuance of common stock	515.8	—	—	—	515.8
Excess tax benefits from share-based payments	3.2	—	—	—	3.2
Capital return/(contribution)	—	3.7	(3.7)	—	—
Intercompany dividend	—	124.7	(124.7)	—	—
Net cash from/(used by) financing activities	213.0	123.4	(225.4)	—	111.0
Effect of exchange rate changes on cash	—	—	0.1	—	0.1
Net increase/(decrease) in cash and cash equivalents	46.0	(0.9)	143.0	—	188.1
Cash and cash equivalents, beginning of period	37.0	4.6	129.6	—	171.2
Cash and cash equivalents, end of period	$83.0	$3.7	$272.6	$—	$359.3

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation - Financial statements of foreign operations where the local currency is the functional currency are translated using end-of-period exchange rates for assets and liabilities, and average exchange rates during the period for results of operations. Related translation adjustments are reported as a component within accumulated other comprehensive income in the shareholders’ equity section of the Consolidated Balance Sheets.

For foreign operations that are considered highly inflationary, translation practices differ in that inventories, properties, accumulated depreciation and depreciation expense are translated at historical rates of exchange, and translation adjustments for monetary assets and liabilities are included in earnings. Gains and losses from foreign currency transactions are generally included in earnings.

Effective January 1, 2010, the financial statements for our Venezuela subsidiary are consolidated under the rules governing the translation of financial information in a highly inflationary economy based on the use of the blended National Consumer Price Index in Venezuela. Under GAAP, an economy is considered highly inflationary if the cumulative inflation rate for a three year period meets or exceeds 100 percent. If a subsidiary is considered to be in a highly inflationary economy, the financial statements of the subsidiary must be re-measured into our reporting currency (U.S. dollar) and future exchange gains and losses from the re-measurement of monetary assets and liabilities are reflected in current earnings, rather than exclusively in the equity section of the balance sheet, until such time as the economy is no longer considered highly inflationary. For further information regarding the Company’s Venezuela affiliate, see Note 5 of the Notes to Consolidated Financial Statements.

Derivatives, Policy [Policy Text Block]
Financial Instruments and Derivative Securities - The Company uses financial instruments, from time to time, in the management of foreign currency, interest rate and other risks that are inherent to its business operations. Such instruments are not held or issued for trading purposes.

Foreign exchange (F/X) instruments, including currency forwards, are used primarily to reduce transaction exposures and, to a lesser extent, to manage other translation exposures. F/X instruments used are selected based on their risk reduction attributes and the related market conditions. The Company has designated certain foreign currency contracts as cash flow hedges for accounting purposes as of September 30, 2011.

The Company also holds a derivative instrument contract to mitigate the risk of its deferred compensation liabilities.

The Company uses raw materials that are subject to price volatility. The Company uses hedging instruments as it desires to reduce exposure to variability in cash flows associated with future purchases of zinc or other commodities. These instruments are designated as cash flow hedges for accounting purposes at September 30, 2011.

The Company has interest rate risk with respect to interest expense on variable rate debt. During fiscal 2009, the Company entered into interest rate swap agreements which have been designated as cash flow hedges with two major financial institutions that fixed the variable benchmark component (LIBOR) of the Company’s interest rate on $300 of the Company’s variable rate debt through December 2012.

See further discussion in Note 15 of the Notes to Consolidated Financial Statements.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents - For purposes of the Consolidated Statements of Cash Flows, cash equivalents are all considered to be highly liquid investments with a maturity of three months or less when purchased.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable Valuation – Accounts receivable are stated at their net realizable value. The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information. Bad debt expense is included in Selling, general and administrative expense (SG&A) in the Consolidated Statements of Earnings.

Inventory, Policy [Policy Text Block]
Inventories - Inventories are valued at the lower of cost or market, with cost generally being determined using average cost or the first-in, first-out (FIFO) method.

As part of the American Safety Razor (ASR) acquisition in fiscal 2011 and the shave preparation acquisition in fiscal 2009, the Company recorded an increase in the fair value of $7.0 and $3.7, respectively, to bring the carrying value of the inventory purchased to an amount which approximated the estimated selling price of the finished goods on hand at the acquisition closing date less the sum of (a) costs of disposal and (b) a reasonable profit allowance for the selling effort of the acquiring entity. As the inventory was sold during the first and second quarter of fiscal 2011 as it relates to the ASR acquisition, and during the fourth quarter as it relates to the shave preparation acquisition, the adjustments were charged to cost of products sold in the respective periods.

Internal Use Software, Policy [Policy Text Block]
Capitalized Software Costs - Capitalized software costs are included in other assets. These costs are amortized using the straight-line method over periods of related benefit ranging from three to seven years. Expenditures related to capitalized software are included in the Capital expenditures caption in the Consolidated Statements of Cash Flows. Amortization expense was $5.2, $5.8 and $5.9 in fiscal 2011, 2010 and 2009, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment, net – Property, plant and equipment is stated at historical costs. Property, plant and equipment acquired as part of a business combination is recorded at fair value. Expenditures for new facilities and expenditures that substantially increase the useful life of property, including interest during construction, are capitalized and reported in the Capital expenditures caption in the Consolidated Statements of Cash Flows. Maintenance, repairs and minor renewals are expensed as incurred. When property is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and gains or losses on the disposition are reflected in earnings. Depreciation is generally provided on the straight-line basis by charges to costs or expenses at rates based on estimated useful lives. Estimated useful lives range from two to 25 years for machinery and equipment and three to 30 years for buildings and building improvements. Depreciation expense was $154.5, $119.3 and $111.0 in fiscal 2011, 2010 and 2009, respectively.

Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets - Goodwill and indefinite-lived intangibles are not amortized, but are evaluated annually for impairment as part of the Company's annual business planning cycle in the fourth quarter, or when indicators of a potential impairment are present. The fair value of each reporting unit is estimated using valuation models that incorporate assumptions and projections of expected future cash flows and operating plans. Intangible assets with finite lives, and a remaining weighted average life of approximately thirteen years, are amortized on a straight-line basis over expected lives of 3 years to 20 years. Such intangibles are also evaluated for impairment including ongoing monitoring of potential impairment indicators.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets – The Company reviews long-lived assets, other than goodwill and other intangible assets for impairment, when events or changes in business circumstances indicate that the remaining useful life may warrant revision or that the carrying amount of the long-lived asset may not be fully recoverable. The Company performs undiscounted cash flow analysis to determine if impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less cost of disposal.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition - The Company's revenue is from the sale of its products. Revenue is recognized when title, ownership and risk of loss pass to the customer. Discounts are offered to customers for early payment and an estimate of the discounts is recorded as a reduction of net sales in the same period as the sale. Our standard sales terms are final and returns or exchanges are not permitted unless a special exception is made; reserves are established and recorded in cases where the right of return does exist for a particular sale.

Under certain circumstances, we allow customers to return sun care products that have not been sold by the end of the sun care season, which is normal practice in the sun care industry. We record sales at the time the title, ownership and risk of loss pass to the customer. The terms of these sales vary but, in all instances, the following conditions are met: the sales arrangement is evidenced by purchase orders submitted by customers; the selling price is fixed or determinable; title to the product has transferred; there is an obligation to pay at a specified date without any additional conditions or actions required by the Company; and collectability is reasonably assured. Simultaneously with the sale, we reduce sales and cost of sales, and reserve amounts on our consolidated balance sheet for anticipated returns based upon an estimated return level, in accordance with GAAP. Customers are required to pay for the sun care product purchased during the season under the required terms. We generally receive returns of U.S. sun care products from September through January following the summer sun care season. We estimate the level of sun care returns using a variety of inputs including historical experience, consumption trends during the sun care season and inventory positions at key retailers as the sun care season progresses. We monitor shipment activity and inventory levels at key retailers during the season in an effort to identify potential returns issues. This allows the Company to manage shipment activity to our customers, especially in the latter stages of the sun care season, to reduce the potential for returned product.

The Company offers a variety of programs, such as consumer coupons and similar consumer rebate programs, primarily to its retail customers, designed to promote sales of its products. Such programs require periodic payments and allowances based on estimated results of specific programs and are recorded as a reduction to net sales. The Company accrues, at the time of sale, the estimated total payments and allowances associated with each transaction. Additionally, the Company offers programs directly to consumers to promote the sale of its products. Promotions which reduce the ultimate consumer sale prices are recorded as a reduction of net sales at the time the promotional offer is made, generally using estimated redemption and participation levels. Taxes we collect on behalf of governmental authorities, which are generally included in the price to the customer, are also recorded as a reduction of net sales. The Company continually assesses the adequacy of accruals for customer and consumer promotional program costs not yet paid. To the extent total program payments differ from estimates, adjustments may be necessary. Historically, these adjustments have not been material.

Advertising Costs, Policy [Policy Text Block]	Advertising and Promotion Costs – The Company advertises and promotes its products through national and regional media and expenses such activities in the year incurred.
Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Values of Financial Instruments - Certain financial instruments are required to be recorded at fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments including cash and cash equivalents and short-term borrowings, including notes payable, are recorded at cost, which approximates fair value. The fair values of long-term debt and financial instruments are disclosed in Note 15 of the Notes to Consolidated Financial Statements.

American Safety Razor acquisition (Tables)	12 Months Ended
Sep. 30, 2011
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
At September 30, 2011, the allocation of the purchase price is as follows:

Cash	$33.9
Trade receivables, net	52.4
Inventories	45.8
Identifiable intangible assets	122.3
Goodwill	161.9
Other assets	51.9
Property, plant and equipment, net	117.1
Accounts payable and other liabilities	(101.2)
Income taxes payable	(60.5)
Pension/Other Postretirement Benefits	(122.6)
Net assets acquired	$301.0

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]	The purchased identifiable intangible assets are as follows:

	Total	Estimated Life
Customer Relationships	$94.4	20 years
Technology and patents	20.4	7 years
Tradenames / Brands	7.5	15 years
Total	$122.3

Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following table represents the carrying amount of goodwill by segment at September 30, 2011:

	Household Products	Personal Care	Total
Balance at October 1, 2010	$37.2	$1,279.2	$1,316.4
ASR acquisition	—	161.9	161.9
Cumulative translation adjustment	(0.3)	(2.7)	(3.0)
Balance at September 30, 2011	$36.9	$1,438.4	$1,475.3

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
Total amortizable intangible assets at September 30, 2011are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
Tradenames / Brands	$18.9	$10.2	$8.7
Technology and patents	76.0	39.4	36.6
Customer-related / Other	165.3	36.0	129.3
Total amortizable intangible assets	$260.2	$85.6	$174.6

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provisions for income taxes consisted of the following for the years ended September 30:

	2011	2010	2009
Currently payable:
United States - Federal	$34.0	$67.0	$91.7
State	4.6	8.4	8.6
Foreign	79.8	66.3	55.4
Total current	118.4	141.7	155.7
Deferred:
United States - Federal	36.4	(7.8)	(12.5)
State	2.4	(0.3)	(0.5)
Foreign	(12.4)	6.8	4.8
Total deferred	26.4	(1.3)	(8.2)
Provision for income taxes	$144.8	$140.4	$147.5

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The source of pre-tax earnings was:

	2011	2010	2009
United States	$191.6	$225.5	$197.3
Foreign	214.4	317.9	248.0
Pre-tax earnings	$406.0	$543.4	$445.3

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes with the amounts computed at the statutory federal rate follows:

	2011		2010		2009
Computed tax at federal statutory rate	$142.1	35.0%	$190.2	35.0%	$155.9	35.0%
State income taxes, net of federal tax benefit	4.5	1.1	5.3	1.0	5.1	1.1
Foreign tax less than the federal rate	(15.9)	(3.9)	(38.9)	(7.2)	(28.9)	(6.5)
Tax benefits - special foreign dividend	—	—	(23.5)	(4.3)	—	—
Adjustments to prior years' tax accruals	(1.7)	(0.4)	(6.1)	(1.1)	1.5	1.0
Other taxes including repatriation of foreign earnings	15.3	3.8	11.0	2.0	10.4	1.7
Nontaxable share option	0.2	—	(0.2)	(0.1)	1.1	0.2
Other, net	0.3	0.1	2.6	0.5	2.4	0.6
Total	$144.8	35.7%	$140.4	25.8%	$147.5	33.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The deferred tax assets and deferred tax liabilities recorded on the balance sheet as of September 30 for the years indicated are as follows and include current and noncurrent amounts:

	2011	2010
Deferred tax liabilities:
Depreciation and property differences	$(112.9)	$(100.8)
Intangible assets	(566.7)	(534.3)
Other tax liabilities	(6.6)	(17.4)
Gross deferred tax liabilities	(686.2)	(652.5)
Deferred tax assets:
Accrued liabilities	108.1	125.6
Deferred and stock-related compensation	88.7	71.2
Tax loss carryforwards and tax credits	23.1	23.5
Intangible assets	22.1	27.1
Postretirement benefits other than pensions	15.5	7.4
Pension plans	142.1	83.0
Inventory differences	28.5	26.3
Other tax assets	6.1	10.4
Gross deferred tax assets	434.2	374.5
Valuation allowance	(12.6)	(11.0)
Net deferred tax liabilities	$(264.6)	$(289.0)

Summary of Income Tax Contingencies [Table Text Block]
Unrecognized tax benefits activity for the years ended September 30, 2011 and 2010 are summarized below:

	2011	2010
Unrecognized tax benefits, beginning of year	$48.7	$46.9
Additions based on current year tax positions and acquisitions	8.1	5.0
Reductions for prior year tax positions	(0.7)	(1.4)
Settlements with taxing authorities/statute expirations	(14.9)	(1.8)
Unrecognized tax benefits, end of year	41.2	48.7

Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per share (shares in millions):

	FOR THE YEARS ENDED SEPTEMBER 30,
	2011	2010	2009
Numerator:
Net earnings for basic and dilutive earnings per share	$261.2	$403.0	$297.8
Denominator:
Weighted-average shares - basic	69.6	70.0	62.4
Effect of dilutive securities:
Stock options	0.2	0.2	0.4
Restricted stock equivalents	0.5	0.3	0.3
Total dilutive securities	0.7	0.5	0.7
Weighted-average shares - diluted	70.3	70.5	63.1
Basic net earnings per share	$3.75	$5.76	$4.77
Diluted net earnings per share	$3.72	$5.72	$4.72

Share-Based Payments (Tables)	12 Months Ended
Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
his was estimated using the Black Scholes option-pricing model with the following weighted-average assumptions:

2010
Risk-free interest rate	3.98%
Expected life of option	5.5 years
Expected volatility of ENR stock	37.04%
Expected dividend yield on ENR stock	—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes nonqualified ENR stock option activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Exercise Price
Outstanding on October 1, 2010	1.00	$47.12
Exercised	(0.23)	36.06
Outstanding on September 30, 2011	0.77	$50.36
Exercisable on September 30, 2011	0.51	$42.97

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table summarizes RSE activity during the current year (shares in millions):

	Shares	Weighted-Average Grant Date Fair Value
Nonvested RSE at October 1, 2010	1.78	$75.0
Granted	0.78	74.9
Vested	(0.32)	83.1
Cancelled	(0.26)	104.8
Nonvested RSE at September 30, 2011	1.98	$69.9

Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Sep. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The following tables present the benefit obligation, plan assets and funded status of the plans:

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Change in Projected Benefit Obligation
Benefit obligation at beginning of year	$1,046.9	$936.3	$44.4	$43.6
Service cost	28.9	32.7	0.5	0.5
Interest cost	55.9	50.2	2.7	2.5
Plan participants' contributions	1.1	1.2	5.0	5.4
Actuarial loss/(gain)	15.0	81.2	(7.1)	(0.1)
Benefits paid, net	(78.1)	(57.3)	(7.3)	(6.6)
Plan amendments	—	—	—	(1.2)
Special termination benefits	9.6	—	—	—
Net transfer primarily due to acquisition	177.7	—	12.5	—
Foreign currency exchange rate changes	4.5	2.6	(0.2)	0.3
Projected Benefit Obligation at end of year	$1,261.5	$1,046.9	$50.5	$44.4
Change in Plan Assets
Fair value of plan assets at beginning of year	$752.8	$699.4	$1.0	$2.2
Net transfer primarily due to acquisition	72.5	—	—	—
Actual return on plan assets	12.3	81.5	—	—
Company contributions	52.7	23.2	2.0	0.9
Plan participants' contributions	1.1	1.2	5.0	5.4
Benefits paid	(78.1)	(57.3)	(7.3)	(7.5)
Foreign currency exchange rate changes	1.7	4.8	—	—
Fair value of plan assets at end of year	$815.0	$752.8	$0.7	$1.0
Funded status at end of year	$(446.5)	$(294.1)	$(49.8)	$(43.4)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
The following table presents the amounts recognized in the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity.

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Amounts Recognized in the Consolidated Balance Sheets
Noncurrent assets	$1.2	$—	$—	$—
Current liabilities	(7.0)	(6.4)	(2.6)	(2.1)
Noncurrent liabilities	(440.7)	(287.7)	(47.2)	(41.3)
Net amount recognized	$(446.5)	$(294.1)	$(49.8)	$(43.4)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	$371.2	$325.4	$(24.1)	$(19.1)
Prior service credit	(42.7)	(47.8)	(20.3)	(23.0)
Transition obligation	0.1	0.9	—	—
Net amount recognized, pre-tax	$328.6	$278.5	$(44.4)	$(42.1)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Changes recognized in other comprehensive income for the year ended September 30, 2011 are as follows:

	Pension	Post-Retirement
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss arising during the year	$66.9	$(6.2)
Effect of exchange rates	2.6	—
Transfer out for foreign plans deemed immaterial	(4.2)	—
Amounts recognized as a component of net periodic benefit cost
Amortization, settlement or curtailment recognition of
net transition obligation	(1.1)	—
Amortization or curtailment recognition of prior service credit	5.6	2.7
Amortization or settlement recognition of net loss/gain	(19.7)	1.2
Total recognized in other comprehensive income	$50.1	$(2.3)

Schedule of Expected Benefit Payments [Table Text Block]
The Company’s expected future benefit payments are as follows:

For The Years Ending September 30,
	Pension	Post-Retirement
2012	$86.4	$3.4
2013	76.2	3.3
2014	79.1	3.3
2015	84.1	3.2
2016	86.0	3.2
2017 to 2021	454.3	14.6

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table shows pension plans with an accumulated benefit obligation in excess of plan assets at the dates indicated.

	September 30,
	2011	2010
Projected benefit obligation	$1,158.9	$932.6
Accumulated benefit obligation	1,146.3	891.7
Fair value of plan assets	711.3	641.3

Schedule of Net Benefit Costs [Table Text Block]
The following table presents pension and postretirement expense:

	For The Years Ended September 30,
	Pension			Postretirement
	2011	2010	2009	2011	2010	2009
Service cost	$28.9	$32.7	$31.7	$0.5	$0.5	$0.4
Interest cost	55.9	50.2	52.4	2.7	2.5	2.6
Expected return on plan assets	(63.3)	(62.1)	(60.7)	—	(0.1)	—
Amortization of unrecognized prior service cost	(5.6)	(6.1)	(2.9)	(2.7)	(2.7)	(2.5)
Amortization of unrecognized transition asset	0.2	0.2	0.4	—	—	—
Recognized net actuarial loss/(gain)	14.5	7.7	2.9	(1.3)	(1.5)	(1.6)
Curtailment loss recognized	0.9	—	—	—	—	—
Special termination benefits recognized	9.6	—	—	—	—	—
Settlement loss recognized	5.2	—	3.2	—	—	—
Net periodic benefit cost	$46.3	$22.6	$27.0	$(0.8)	$(1.3)	$(1.1)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts expected to be amortized from accumulated other comprehensive loss into net period benefit cost during the year ending September 30, 2012, are as follows:

	Pension	Postretirement
Net actuarial (loss)/gain	$(20.5)	$1.9
Prior service credit	5.5	2.6

Schedule of Assumptions Used [Table Text Block]
The following table presents assumptions, which reflect weighted-averages for the component plans, used in determining the above information:

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Plan obligations:
Discount rate	4.6%	4.8%	4.8%	5.1%
Compensation increase rate	2.7%	3.4%	N/A	N/A
Net periodic benefit cost:
Discount rate	4.7%	5.6%	5.1%	5.9%
Expected long-term rate of return on plan	7.3%	8.0%	3.2%	3.5%
Compensation increase rate	3.4%	3.8%	N/A	N/A

Schedule of Allocation of Plan Assets [Table Text Block]
The following table sets forth the fair value of the Company’s pension assets as of September 30, 2011 and 2010 segregated by level within the fair value hierarchy. Refer to Note 15 of the Notes to Consolidated Financial Statements for further discussion on the fair value hierarchy and fair value principles.

	2011 Pension Benefits
ASSETS AT FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$168.1	$109.9	$278.0
International Equity	41.7	134.2	175.9
DEBT
U.S. Gov't	—	230.4	230.4
Other Gov't	—	29.5	29.5
Corporate	—	61.2	61.2
CASH & CASH EQUIVALENTS	8.2	22.3	30.5
OTHER	—	9.5	9.5
TOTAL	$218.0	$597.0	$815.0

	2010 Pension Benefits
ASSETS AT FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$186.3	$94.5	$280.8
International Equity	35.8	134.3	170.1
DEBT
U.S. Gov't	—	196.2	196.2
Other Gov't	—	48.2	48.2
Corporate	—	30.2	30.2
CASH & CASH EQUIVALENTS	6.8	7.3	14.1
OTHER	4.3	8.9	13.2
TOTAL	$233.2	$519.6	$752.8

Debt (Tables)	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The detail of long-term debt at September 30 for the year indicated is as follows:

	2011	2010
Private Placement, fixed interest rates ranging from 4.1% to 6.6%, due 2012 to 2017	$1,265.0	$1,835.0
Senior Notes, fixed interest rate of 4.7%, due 2021	600.0	$0.0
Term Loan, variable interest at LIBOR + 75 basis points, or 1.0%, due December 2012	447.5	453.5
Total long-term debt, including current maturities	2,312.5	2,288.5
Less current portion	106.0	266.0
Total long-term debt	$2,206.5	$2,022.5

Financial Instruments and Risk Management (Tables)	12 Months Ended
Sep. 30, 2011
Financial Instruments and Risk Management [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table provides fair values as of September 30, 2011 and 2010, and the amounts of gains and losses on derivative instruments classified as cash flow hedges as of and for the twelve months ended September 30, 2011 and 2010, respectively.

	At September 30, 2011	For Twelve Months Ended September 30, 2011
		Gain/(Loss)	Gain/(Loss) Reclassified From
Derivatives designated as	Fair Value	Recognized	OCI into Income
Cash Flow Hedging Relationships	Asset(Liability) (1) (2)	in OCI(3)	(Effective Portion) (4) (5)
Foreign currency contracts	$3.3	$(4.5)	$(24.6)
Commodity contracts (6)	(6.2)	(5.2)	1.0
Interest rate contracts	(4.7)	3.1	—
Total	$(7.6)	$(6.6)	$(23.6)

	At September 30, 2010	For Twelve Months Ended September 30, 2010
			Gain/(Loss)
		Gain/(Loss)	Reclassified From
Derivatives designated as	Fair Value	Recognized	OCI into Income
Cash Flow Hedging Relationships	Asset (Liability) (1) (2)	in OCI (3)	(Effective Portion) (4) (5)
Foreign currency contracts	$(16.8)	$(12.3)	$(10.8)
Commodity contracts	1.0	1.4	7.3
Interest rate contracts	(7.8)	(11.2)	—
Total	$(23.6)	$(22.1)	$(3.5)

(1)	All derivative assets are presented in other current assets or other assets.

(2)	All derivative liabilities are presented in other current liabilities or other liabilities.

(3)	OCI is defined as other comprehensive income.

(4)	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts in other financing, commodity contracts in Cost of products sold.

(5)
Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion recognized in income was insignificant to the twelve months ended September 30, 2011.

(6)
At September 30, 2011, $0.2 of gains associated with the Company's commodity contracts were capitalized to AOCI. The loss will be reclassified from AOCI into income as a result of inventory being sold.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table provides fair values as of September 30, 2011 and 2010, and the amounts of gains and losses on derivative instruments not classified as cash flow hedges as of and for the twelve months ended September 30, 2011 and 2010, respectively.

	At September 30, 2011	For Twelve Months Ended September 30, 2011
Derivatives not designated as	Fair Value	Gain/(Loss)	Income Statement
Cash Flow Hedging Relationships	Asset (Liability)	Recognized in Income	Classification
Share option	$(3.4)	$(0.6)	SG&A
Foreign currency contracts	0.4	4.5	Other financing
Total	$(3.0)	$3.9

	At September 30, 2010	For Twelve Months Ended September 30, 2010
Derivatives not designated as	Fair Value	Gain/(Loss)	Income Statement
Cash Flow Hedging Relationships	Asset (Liability)	Recognized in Income	Classification
Share option	$(2.9)	$0.6	SG&A
Foreign currency contracts	2.8	(5.4)	Other financing
Total	$(0.1)	$(4.8)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth the Company’s financial assets and liabilities, which are carried at fair value, as of September 30, 2011 and 2010 that are measured on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 2
	September 30,
	2011	2010
Assets/(Liabilities) at fair value:
Deferred Compensation	$(147.6)	$(136.4)
Derivatives - Foreign Exchange	3.7	(14.0)
Derivatives - Commodity	(6.2)	1.0
Derivatives - Interest Rate Swap	(4.7)	(7.8)
Share Option	(3.4)	(2.9)
Total Assets/(Liabilities) at fair value	$(158.2)	$(160.1)

Supplemental Financial Statement Information (Tables)	12 Months Ended
Sep. 30, 2011
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information [Table Text Block]
The components of certain balance sheet accounts at September 30 for the years indicated are as follows:

	2011	2010
Inventories
Raw materials and supplies	$95.5	$79.5
Work in process	139.9	133.3
Finished products	418.0	453.5
Total inventories	$653.4	$666.3
Other Current Assets
Miscellaneous receivables	$58.6	$50.2
Deferred income tax benefits	189.2	160.4
Prepaid expenses	84.3	78.3
Other	42.3	19.8
Total other current assets	$374.4	$308.7
Property, plant and equipment
Land	$39.4	$37.3
Buildings	297.4	283.6
Machinery and equipment	1,719.8	1,644.2
Construction in progress	71.7	64.6
Total gross property	2,128.3	2,029.7
Accumulated depreciation	(1,242.9)	(1,189.1)
Total property, plant and equipment, net	$885.4	$840.6
Other Current Liabilities
Accrued advertising, promotion and allowances	$316.0	$331.3
Accrued salaries, vacations and incentive compensation	110.4	101.5
Returns reserve	48.5	51.5
Restructuring reserve	7.2	2.6
Other	225.6	204.7
Total other current liabilities	$707.7	$691.6
Other Liabilities
Pensions and other retirement benefits	$497.2	$333.7
Deferred compensation	151.7	153.5
Deferred income tax liabilities	453.8	449.4
Other non-current liabilities	93.6	75.7
Total other liabilities	$1,196.3	$1,012.3

Allowance for Doubtful Accounts	2011	2010	2009
Balance at beginning of year	$13.2	$11.3	$11.2
Impact of acquisition	0.8	—	—
Provision charged to expense, net of reversals	4.6	4.6	5.9
Write-offs, less recoveries, translation, other	(2.7)	(2.7)	(5.8)
Balance at end of year	$15.9	$13.2	$11.3

Income Tax Valuation Allowance	2011	2010	2009
Balance at beginning of year	$11.0	$10.3	$9.1
Provision charged to expense	11.4	2.7	1.2
Reversal of provision charged to expense	(4.6)	(1.3)	—
Write-offs, translation, other	(5.2)	(0.7)	—
Balance at end of year	$12.6	$11.0	$10.3

Supplemental Disclosure of Cash Flow Information	2011	2010	2009
Interest paid, including cost of early debt retirement	$141.8	$122.1	$150.4
Income taxes paid	206.4	131.5	167.3

Segment Information (Tables)	12 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Net Sales	2011	2010	2009
Personal Care	$2,449.7	$2,048.6	$1,890.3
Household Products	2,196.0	2,199.7	2,109.5
Total net sales	$4,645.7	$4,248.3	$3,999.8

	2011	2010	2009
Operating Profit
Personal Care	$408.4	$366.6	$341.1
Household Products	410.6	451.1	398.6
Total operating profit	819.0	817.7	739.7
General corporate and other expenses	(119.9)	(108.4)	(97.4)
Household Products restructuring	(79.0)	—	—
ASR transaction costs/integration	(13.5)	(0.5)	—
Venezuela devaluation/other impacts	(1.8)	(18.3)	—
Cost of early debt retirements	(19.9)	—	—
VERO/RIF	—	—	(38.6)
PTO policy change	—	—	24.1
Acquisition inventory valuation	(7.0)	—	(3.7)
Amortization	(21.3)	(13.6)	(13.1)
Interest and other financing items	(150.6)	(133.5)	(165.7)
Total earnings before income taxes	$406.0	$543.4	$445.3

Depreciation and Amortization
Personal Care	$78.9	$57.9	$50.9
Household Products	63.5	65.8	65.6
Total segment depreciation and amortization	142.4	123.7	116.5
Corporate	38.9	15.5	13.9
Total depreciation and amortization	$181.3	$139.2	$130.4

Total Assets
Personal Care	$1,318.0	$1,156.6
Household Products	1,257.5	1,299.1
Total segment assets	2,575.5	2,455.7
Corporate	734.4	841.6
Goodwill and other intangible assets, net	3,353.5	3,090.6
Total assets	$6,663.4	$6,387.9

Capital Expenditures
Household Products	$61.0	$69.2	$80.8
Personal Care	36.6	38.2	56.9
Total segment capital expenditures	97.6	107.4	137.7
Corporate	0.4	1.3	2.0
Total capital expenditures	$98.0	$108.7	$139.7

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Geographic segment information on a legal entity basis:

	2011	2010	2009
Net Sales to Customers
United States	$2,341.9	$2,196.8	$2,100.1
International	2,303.8	2,051.5	1,899.7
Total net sales	$4,645.7	$4,248.3	$3,999.8

Long-Lived Assets
United States	$615.6	$532.3
Germany	93.3	106.2
Singapore	81.7	79.6
Other International	126.7	149.7
Total long-lived assets	$917.3	$867.8

Revenue from External Customers by Products and Services [Table Text Block]
Supplemental product information is presented below for net sales:

	2011	2010	2009
Net Sales
Wet Shave	$1,637.4	$1,265.1	$1,118.1
Alkaline batteries	1,311.7	1,327.9	1,264.3
Other batteries and lighting products	884.3	871.8	845.2
Skin Care	417.6	383.0	364.0
Feminine Care	195.1	198.8	214.1
Infant Care	198.0	201.7	194.1
Other personal care products	1.6	—	—
Total net sales	$4,645.7	$4,248.3	$3,999.8

Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	First	Second	Third	Fourth
Fiscal 2011

Net sales	$1,177.1	$1,035.3	$1,234.5	$1,198.8
Gross profit	555.6	471.1	573.0	546.0

Net earnings	110.4	39.1	65.9	45.8

Basic earnings per share	$1.56	$0.56	$0.95	$0.67
Diluted earnings per share	$1.55	$0.55	$0.94	$0.67

Items increasing/(decreasing) net earnings:
Household Products restructuring	$(1.3)	$(30.0)	$(16.9)	$(15.3)
Early debt retirement/duplicate interest	—	—	(12.5)	(1.9)
ASR transaction costs/integration	(3.8)	(0.9)	(2.5)	(1.2)
Acquisition inventory valuation	(1.7)	(2.7)	—	—
Other realignment/integration costs	(0.2)	(1.9)	0.2	(0.1)
Venezuela devaluation/other impacts	(2.3)	1.0	—	(0.5)
Valuation allowance, other tax adjustments, prior year foreign tax benefits	—	—	1.1	(10.8)

	First	Second	Third	Fourth
Fiscal 2010

Net sales	$1,176.7	$935.1	$1,076.8	$1,059.7
Gross profit	560.2	447.2	517.6	494.3

Net earnings	125.7	88.5	104.0	84.8

Basic earnings per share	$1.80	$1.27	$1.48	$1.21
Diluted earnings per share	$1.78	$1.25	$1.47	$1.20

Items increasing/(decreasing) net earnings:
Venezuela devaluation/other impacts	$(25.5)	$2.8	$5.7	$2.8
VERO/separation costs	—	—	(0.1)	0.2
Integration costs	(1.0)	(0.6)	(0.3)	0.1
Provisions for restructuring and related costs	(3.5)	(0.5)	(0.5)	(1.1)
Tax benefits - special foreign tax credit	—	—	—	23.5
Valuation allowance, other tax adjustments, prior year foreign tax benefits	—	—	3.7	2.4

Guarantor and Non-Guarantor Financial Statements (Tables)	12 Months Ended
Sep. 30, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Consolidating Financial Statements [Table Text Block]

	Consolidated Statements of Earnings (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net Sales	$—	$2,775.2	$2,444.5	$(574.0)	$4,645.7
Cost of products sold	—	1,658.4	1,418.4	(576.8)	2,500.0
Gross Profit	—	1,116.8	1,026.1	2.8	2,145.7

Selling, general and administrative expense	—	420.4	435.7	—	856.1
Advertising and promotion expense	—	285.9	240.8	(2.7)	524.0
Research and development expense	—	108.2	0.1	—	108.3
Household Products restructuring	—	3.0	76.0	—	79.0
Interest expense/(income)	137.1	(2.4)	6.6	—	141.3
Intercompany interest (income)/expense	(134.5)	133.7	0.8	—	—
Other financing (income)/expense	—	2.0	29.0	—	31.0
Intercompany dividends/service fees	—	(113.5)	(10.6)	124.1	—
Equity in earnings of subsidiaries	(271.2)	(153.6)	—	424.8	—
Earnings before income taxes	268.6	433.1	247.7	(543.4)	406.0
Income taxes	7.4	64.6	71.1	1.7	144.8
Net earnings	$261.2	$368.5	$176.6	$(545.1)	$261.2

	Consolidated Statements of Earnings (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,551.9	$2,229.3	$(532.9)	$4,248.3
Cost of products sold	—	1,483.1	1,270.1	(524.2)	2,229.0
Gross Profit	—	1,068.8	959.2	(8.7)	2,019.3

Selling, general and administrative expense	—	379.5	386.2	—	765.7
Advertising and promotion expense	—	274.3	188.8	(1.8)	461.3
Research and development expense	—	97.0	0.1	—	97.1
Interest expense/(income)	121.5	(1.4)	5.3	—	125.4
Intercompany interest (income)/expense	(119.5)	118.2	1.3	—	—
Other financing (income)/expense	(0.1)	1.3	25.2	—	26.4
Intercompany dividends/service fees	—	(69.9)	(16.9)	86.8	—
Equity in earnings of subsidiaries	(412.5)	(266.5)	—	679.0	—
Earnings before income taxes	410.6	536.3	369.2	(772.7)	543.4
Income taxes	7.6	52.3	83.6	(3.1)	140.4
Net earnings	$403.0	$484.0	$285.6	$(769.6)	$403.0

	Consolidated Statements of Earnings (Condensed)
	Year Ended September 30, 2009
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net Sales	$—	$2,405.6	$2,048.9	$(454.7)	$3,999.8
Cost of products sold	—	1,396.4	1,209.1	(464.3)	2,141.2
Gross Profit	—	1,009.2	839.8	9.6	1,858.6

Selling, general and administrative expense	—	373.3	369.3	—	742.6
Advertising and promotion expense	—	241.0	174.1	(0.6)	414.5
Research and development expense	—	90.3	0.2	—	90.5
Interest expense/(income)	136.6	(1.3)	9.4	—	144.7
Intercompany interest (income)/expense	(133.6)	132.9	0.7	—	—
Other financing (income)/expense	(0.2)	2.1	19.1	—	21.0
Intercompany dividends/service fees	—	(117.3)	(7.4)	124.7	—
Equity in earnings of subsidiaries	(302.0)	(191.1)	—	493.1	—
Earnings before income taxes	299.2	479.3	274.4	(607.6)	445.3
Income taxes	1.4	76.0	67.8	2.3	147.5
Net earnings	$297.8	$403.3	$206.6	$(609.9)	$297.8

	Consolidated Balance Sheets (Condensed)
	September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$—	$4.3	$466.9	$—	$471.2
Trade receivables, net (a)	—	15.3	878.3	—	893.6
Inventories	—	318.7	363.8	(29.1)	653.4
Other current assets	21.1	243.7	131.1	(21.5)	374.4
Total current assets	21.1	582.0	1,840.1	(50.6)	2,392.6
Investment in subsidiaries	6,177.9	1,430.6	—	(7,608.5)	—
Intercompany receivables	—	1,755.8	—	(1,755.8)	—
Property, plant and equipment, net	—	574.8	310.6	—	885.4
Goodwill	—	1,105.0	370.3	—	1,475.3
Other intangible assets, net	—	1,664.3	213.9	—	1,878.2
Other noncurrent assets	10.4	11.1	10.4	—	31.9
Total assets	$6,209.4	$7,123.6	$2,745.3	$(9,414.9)	$6,663.4

Current liabilities	$141.1	$437.3	$611.8	$(30.9)	$1,159.3
Intercompany payables	1,712.5	—	43.3	(1,755.8)	—
Long-term debt	2,206.5	—	—	—	2,206.5
Other noncurrent liabilities	48.0	975.9	172.4	—	1,196.3
Total liabilities	4,108.1	1,413.2	827.5	(1,786.7)	4,562.1
Total shareholders' equity	2,101.3	5,710.4	1,917.8	(7,628.2)	2,101.3
Total liabilities and shareholders' equity	$6,209.4	$7,123.6	$2,745.3	$(9,414.9)	$6,663.4

(a) Trade receivables, net for the Non-Guarantors includes approximately $373 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

	Consolidated Balance Sheets (Condensed)
	September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$211.5	$2.5	$415.7	$—	$629.7
Trade receivables, net (a)	—	—	824.8	—	824.8
Inventories	—	340.1	356.0	(29.8)	666.3
Other current assets	0.3	209.4	118.2	(19.2)	308.7
Total current assets	211.8	552.0	1,714.7	(49.0)	2,429.5
Investment in subsidiaries	5,631.1	1,354.9	—	(6,986.0)	—
Intercompany receivables	—	1,468.8	—	(1,468.8)	—
Property, plant and equipment, net	—	519.0	321.6	—	840.6
Goodwill	—	989.7	326.7	—	1,316.4
Other intangible assets, net	—	1,600.7	173.5	—	1,774.2
Other noncurrent assets	5.4	9.7	12.1	—	27.2
Total assets	$5,848.3	$6,494.8	$2,548.6	$(8,503.8)	$6,387.9

Current liabilities	$305.4	$427.1	$550.2	$(29.2)	$1,253.5
Intercompany payables	1,380.8	—	88.0	(1,468.8)	—
Long-term debt	2,022.5	—	—	—	2,022.5
Other noncurrent liabilities	40.0	779.7	192.6	—	1,012.3
Total liabilities	3,748.7	1,206.8	830.8	(1,498.0)	4,288.3
Total shareholders' equity	2,099.6	5,288.0	1,717.8	(7,005.8)	2,099.6
Total liabilities and shareholders' equity	$5,848.3	$6,494.8	$2,548.6	$(8,503.8)	$6,387.9

(a) Trade receivables, net for the Non-Guarantors includes approximately $341 at September 30, 2010 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

	Consolidated Statements of Cash Flows (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net cash flow from operations	$303.4	$(73.4)	$182.5	$—	$412.5
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(55.4)	(42.6)	—	(98.0)
Proceeds from sale of assets	—	5.0	2.6	—	7.6
Acquisitions, net of cash acquired	(267.1)	—	—	—	(267.1)
Other, net	—	(4.8)	(1.2)	—	(6.0)
Net cash used by investing activities	(267.1)	(55.2)	(41.2)	—	(363.5)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	600.0	—	—	—	600.0
Cash payments on debt with original maturities greater than 90 days	(576.0)	—	—	—	(576.0)
Payment of debt issue cost	(7.6)	—	—	—	(7.6)
Net increase in debt with original maturity days of 90 or less	—	15.1	30.6	—	45.7
Common stock purchased	(276.0)	—	—	—	(276.0)
Proceeds from issuance of common stock	8.2	—	—	—	8.2
Excess tax benefits from share-based payments	3.7	—	—	—	3.7
Capital (contribution)/return	—	(8.8)	8.8	—	—
Intercompany dividend	—	124.1	(124.1)	—	—
Net cash (used by)/from financing activities	(247.7)	130.4	(84.7)	—	(202.0)
Effect of exchange rate changes on cash	—	—	(5.5)	—	(5.5)
Net (decrease)/increase in cash and cash equivalents	(211.5)	1.8	51.2	—	(158.5)
Cash and cash equivalents, beginning of period	211.5	2.5	415.7	—	629.7
Cash and cash equivalents, end of period	$—	$4.3	$466.9	$—	$471.2

	Consolidated Statements of Cash Flows (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net cash flow from operations	$211.2	$(17.5)	$458.7	$—	$652.4
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(57.0)	(51.7)	—	(108.7)
Proceeds from sale of assets	—	0.1	0.7	—	0.8
Other, net	—	(4.9)	(0.5)	—	(5.4)
Net cash used by investing activities	—	(61.8)	(51.5)	—	(113.3)
Cash Flow from Financing Activities
Cash payments on debt with original maturities greater than 90 days	(101.0)	—	—	—	(101.0)
Net decrease in debt with original maturity days of 90 or less	—	(5.1)	(146.8)	—	(151.9)
Proceeds from issuance of common stock	12.6	—	—	—	12.6
Excess tax benefits from share-based payments	5.8	—	—	—	5.8
Capital (contribution)/return	—	(3.5)	3.5	—	—
Intercompany dividend	—	86.8	(86.8)	—	—
Net cash (used by)/from financing activities	(82.6)	78.2	(230.1)	—	(234.5)
Effect of exchange rate changes on cash	—	—	(34.2)	—	(34.2)
Net increase/(decrease) in cash and cash equivalents	128.5	(1.2)	143.1	—	270.4
Cash and cash equivalents, beginning of period	83.0	3.7	272.6	—	359.3
Cash and cash equivalents, end of period	$211.5	$2.5	$415.7	$—	$629.7

	Consolidated Statements of Cash Flows (Condensed)
	Year Ended September 30, 2009
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net cash flow from/(used by) operations	$108.0	$(45.7)	$426.9	$—	$489.2
Cash Flow from Investing Activities
Capital expenditures	—	(78.6)	(61.1)	—	(139.7)
Proceeds from sale of assets	—	0.3	2.2	—	2.5
Acquisitions, net of cash acquired	(275.0)	—	—	—	(275.0)
Other, net	—	(0.2)	0.2	—	—
Net cash used by investing activities	(275.0)	(78.5)	(58.7)	—	(412.2)
Cash Flow from Financing Activities
Cash payments on debt with original maturities greater than 90 days	(306.0)	—	—	—	(306.0)
Net decrease in debt with original maturity days of 90 or less	—	(5.0)	(97.0)	—	(102.0)
Proceeds from issuance of common stock	515.8	—	—	—	515.8
Excess tax benefits from share-based payments	3.2	—	—	—	3.2
Capital return/(contribution)	—	3.7	(3.7)	—	—
Intercompany dividend	—	124.7	(124.7)	—	—
Net cash from/(used by) financing activities	213.0	123.4	(225.4)	—	111.0
Effect of exchange rate changes on cash	—	—	0.1	—	0.1
Net increase/(decrease) in cash and cash equivalents	46.0	(0.9)	143.0	—	188.1
Cash and cash equivalents, beginning of period	37.0	4.6	129.6	—	171.2
Cash and cash equivalents, end of period	$83.0	$3.7	$272.6	$—	$359.3

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Inflation Rate Threshold To Determine a Highly Inflationary Economy	100.00%
Capitalized Computer Software, Net [Abstract]
Capitalized Computer Software, Amortization	$ 5.2	$ 5.8	$ 5.9
Capitalized Computer Software, Useful Life, Minimum	3
Capitalized Computer Software, Useful Life, Maximum	7
Property, Plant and Equipment [Abstract]
Depreciation expense	154.5	119.3	111
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	13
Finite-Lived Intangible Assets, Useful Life, Minimum	3
Finite-Lived Intangible Assets, Useful Life, Maximum	20
Swap [Member]
Interest Rate Derivatives [Abstract]
Notional Amount of Interest Rate Derivatives	300
American Safety Razor [Member]
Inventory Adjustments [Abstract]
Inventory Adjustments	(7)
Shave Preparation [Member]
Inventory Adjustments [Abstract]
Inventory Adjustments			$ 3.7
Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life, Minimum	2
Property, Plant and Equipment, Useful Life, Maximum	25
Building [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	30

American Safety Razor Acquisition (Details) (American Safety Razor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Nov. 23, 2010
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 301
Business Acquisition, Cost of Acquired Entity, Cash Paid		129
Business Acquisition, Purchase Price Allocation [Abstract]
Cash	33.9
Trade receivables, net	52.4
Inventories	45.8
Identifiable intangible assets	122.3
Goodwill	161.9
Other assets	51.9
Property, plant and equipment, net	117.1
Accounts payable and other liabilities	(101.2)
Income taxes payable	(60.5)
Pension/Other Postretirement Benefits	(122.6)
Net assets acquired	301
Goodwill Useful Life for Tax Purposes	15
Customer Relationships [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Identifiable intangible assets	94.4
Finite-Lived Intangible Assets, Useful Life	20
Technology and patents [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Identifiable intangible assets	20.4
Finite-Lived Intangible Assets, Useful Life	7
Tradenames / Brands [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Identifiable intangible assets	$ 7.5
Finite-Lived Intangible Assets, Useful Life	15

Household Products Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									$ 79	$ 0	$ 0
Severance Costs					(0.2)	0.1	0	0
Other Restructuring Costs	0.1	(0.2)	1.9	0.2
Household Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									79
Restructuring Reserve [Roll Forward]
Charge to Income									79
Other Adjustments/CTA									1.5
Utilized - Cash									57.3
Utilized - Non-cash									16.1
Ending Balance	7.1								7.1
Pre-tax Savings Realized									11
Household Products [Member] | Impairment in Value of Asset [Member]
Restructuring Reserve [Roll Forward]
Charge to Income									16.1
Other Adjustments/CTA									0
Utilized - Cash									0
Utilized - Non-cash									16.1
Ending Balance	0								0
Household Products [Member] | Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Charge to Income									41.8
Other Adjustments/CTA									2.3
Utilized - Cash									38.4
Utilized - Non-cash									0
Ending Balance	5.7								5.7
Household Products [Member] | Pension Settlement Cost [Member]
Restructuring Reserve [Roll Forward]
Charge to Income									6.1
Other Adjustments/CTA									0
Utilized - Cash									6.1
Utilized - Non-cash									0
Ending Balance	0								0
Household Products [Member] | Other Related Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Charge to Income									15
Other Adjustments/CTA									(0.8)
Utilized - Cash									12.8
Utilized - Non-cash									0
Ending Balance	1.4								1.4
Minimum [Member] | Household Products [Member]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Expected Cost									80
Effect on Future Earnings, Amount									30
Maximum [Member] | Household Products [Member]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Expected Cost									85
Effect on Future Earnings, Amount									$ 35

Venezuela (Details) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2010 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2010 Venezuela Inflationary Accounting [Member] VEF	Jan. 08, 2010 Venezuela Inflationary Accounting [Member] VEF
Intercompany Foreign Currency Balance [Line Items]
Devaluation and other impacts		$ (1.8)	$ 18.3
Foreign Currency Transaction Gain (Loss), before Tax		1.8	(18.3)
Inflation Rate Threshold To Determine a Highly Inflationary Economy	100.00%
Net Assets Subject to Foreign Currency Translation			$ 39
Foreign Currency Exchange Rate, After Government Devaluation					4.3
Foreign Currency Exchange Rate, Translation				5.6

Goodwill and Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Goodwill [Line Items]
Goodwill and Intangible Asset Impairment	$ 0	$ 0	$ 0
Goodwill [Roll Forward]
Balance at October 1, 2010	1,316.4
ASR acquisition	161.9
Cumulative translation adjustments	(3)
Balance at September 30, 2011	1,475.3	1,316.4
Household Products [Member]
Goodwill [Roll Forward]
Balance at October 1, 2010	37.2
ASR acquisition	0
Cumulative translation adjustments	(0.3)
Balance at September 30, 2011	36.9
Personal Care [Member]
Goodwill [Roll Forward]
Balance at October 1, 2010	1,279.2
ASR acquisition	161.9
Cumulative translation adjustments	(2.7)
Balance at September 30, 2011	$ 1,438.4
Playtex [Member]
Goodwill [Line Items]
Percent of Total Intangible Assets	75.00%

Goodwill and Intangible Assets - Indefinite-lived Intangible Assets (Details) (Trademarks and Trade Names [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Trademarks and Trade Names [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets	$ 1,703.6	$ 1,704.4

Goodwill and Intangible Assets - Amortizable Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 260.2
Finite-Lived Intangible Assets, Accumulated Amortization	85.6
Finite-Lived Intangible Assets, Net	174.6
Finite-Lived Intangible Assets, Average Useful Life	6
Finite-Lived Intangible Assets, Useful Life, Minimum	3
Finite-Lived Intangible Assets, Useful Life, Maximum	20
Finite-Lived Intangible Assets, Amortization Expense	21.6
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Future Amortization Expense, Year One	22.6
Future Amortization Expense, Year Two	20.4
Future Amortization Expense, Year Three	17.4
Future Amortization Expense, Year Four	15.1
Future Amortization Expense, Year Five	15.1
Future Amortization Expense, Year Six	6.6
Future Amortization Expense, after Year Six	9.9
Tradenames / Brands [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	18.9
Finite-Lived Intangible Assets, Accumulated Amortization	10.2
Finite-Lived Intangible Assets, Net	8.7
Technology and Patents [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	76
Finite-Lived Intangible Assets, Accumulated Amortization	39.4
Finite-Lived Intangible Assets, Net	36.6
Customer Related and Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	165.3
Finite-Lived Intangible Assets, Accumulated Amortization	36
Finite-Lived Intangible Assets, Net	$ 129.3

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current Income Tax Expense (Benefit) [Abstract]
United States - Federal	$ 34	$ 67	$ 91.7
State	4.6	8.4	8.6
Foreign	79.8	66.3	55.4
Total current	118.4	141.7	155.7
Deferred Income Tax Expense (Benefit) [Abstract]
United States - Federal	36.4	(7.8)	(12.5)
State	2.4	(0.3)	(0.5)
Foreign	(12.4)	6.8	4.8
Total deferred	26.4	(1.3)	(8.2)
Income tax expense (benefit)	144.8	140.4	147.5
Pre-tax Earnings [Abstract]
United States	191.6	225.5	197.3
Foreign	214.4	317.9	248
Earnings before income taxes	406	543.4	445.3
Income Tax Reconciliation ($) [Abstract]
Computed tax at federal statutory rate ($)	142.1	190.2	155.9
State income taxes, net of federal tax benefit ($)	4.5	5.3	5.1
Foreign tax less than the federal rate ($)	(15.9)	(38.9)	(28.9)
Tax benefit - special foreign dividend ($)	0	(23.5)	0
Adjustments to prior years' tax accruals ($)	(1.7)	(6.1)	1.5
Other taxes including repatriation of foreign earnings ($)	15.3	11	10.4
Nontaxable share income ($)	0.2	(0.2)	1.1
Other, net ($)	0.3	2.6	2.4
Tax Rate Reconciliation (%) [Abstract]
Computed tax at federal statutory rate (%)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (%)	1.10%	1.00%	1.10%
Foreign tax less than the federal rate (%)	(3.90%)	(7.20%)	(6.50%)
Tax benefit - special foreign dividend (%)	0.00%	(4.30%)	0.00%
Adjustments to prior years' tax accruals (%)	(0.40%)	(1.10%)	1.00%
Other taxes including repatriation of foreign earnings (%)	3.80%	2.00%	1.70%
Nontaxable share income (%)	0.00%	(0.10%)	0.20%
Other, net (%)	0.10%	0.50%	0.60%
Total (%)	35.70%	25.80%	33.10%
Components of Deferred Tax Liabilities [Abstract]
Depreciation and property differences	(112.9)	(100.8)
Intangible assets	(566.7)	(534.3)
Other tax liabilities	(6.6)	(17.4)
Gross deferred tax liabilities	(686.2)	(652.5)
Components of Deferred Tax Assets [Abstract]
Accrued liabilities	108.1	125.6
Deferred and stock-related compensation	88.7	71.2
Tax loss carryforwards and tax credits	23.1	23.5
Intangible assets	22.1	27.1
Postretirement benefits other than pensions	15.5	7.4
Pension plans	142.1	83
Inventory differences	28.5	26.3
Other tax assets	6.1	10.4
Gross deferred tax assets	434.2	374.5
Valuation allowance	(12.6)	(11)
Net deferred tax liabilities	(264.6)	(289)
Operating Loss Carryforwards and Tax Credit Expiration [Abstract]
Operating Loss Carryforwards and Tax Credit Expiration, Therafter or No Expiration	22.5
Foreign Subsidiary Retained Earnings Considered Permanently Invested	980
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, beginning of year	41.2	48.7	46.9
Additions based on current year tax positions	8.1	5
Reductions for prior year tax positions	(0.7)	(1.4)
Settlements with taxing authorities/statute expirations	(14.9)	(1.8)
Unrecognized tax benefits, end of year	41.2	48.7	46.9
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	35.5
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	7.6	7
Unrecognized Tax Benefits, Income Tax Penalties Accrued	$ 2.8	$ 0.7
Number of Foreign Jurisdictions Where Taxes Are Filed	50

Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Earnings Per Share [Abstract]
Net earnings for basic and dilutive earnings per share	$ 45.8	$ 65.9	$ 39.1	$ 110.4	$ 84.8	$ 104	$ 88.5	$ 125.7	$ 261.2	$ 403	$ 297.8
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average shares for basic earnings per share									69.6	70	62.4
Effect of dilutive securities:
Stock options									0.2	0.2	0.4
Restricted stock equivalents									0.5	0.3	0.3
Total dilutive securities									0.7	0.5	0.7
Weighted-average shares for diluted earnings per share									70.3	70.5	63.1
Basic net earnings per share	$ 0.67	$ 0.95	$ 0.56	$ 1.56	$ 1.21	$ 1.48	$ 1.27	$ 1.8	$ 3.75	$ 5.76	$ 4.77
Diluted net earnings per share	$ 0.67	$ 0.94	$ 0.55	$ 1.55	$ 1.2	$ 1.47	$ 1.25	$ 1.78	$ 3.72	$ 5.72	$ 4.72
Antidilutive securities excluded from computation of EPS									0.7	1.2	0.8

Share-Based Payments (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Oct. 31, 2009 Non-Qualified Stock Options [Member]	Sep. 30, 2011 Non-Qualified Stock Options [Member]	Sep. 30, 2010 Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	8,000,000
Reduction in Number of Shares Available For Issuance For Each Share of Restricted Stock	1.95
Number of Shares Available for Grant	4,600,000	2,000,000	3,400,000
Award Vesting Period - Minimum	3
Award Vesting Period - Maximum	7
Maximum Term of Award	10
Compensation Cost	$ 37.3	$ 28.2	$ 15.3
Tax Benefit from Compensation Expense	13.9	10.2	5.6
Options Outstanding - Intrinsic Value	12.4
Options Exercisable - Intrinsic Value	12.2
Exercises in Period - Total Intrinsic Value	8.3	21.1	9.3
Grants in Period - Weighted Average Grant Date Fair Value	$ 27
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	3.98%
Expected life of option (years)	5.5
Expected volatility of ENR stock	37.04%
Expected dividend yield on ENR stock	0.00%
Unrecognized compensation costs	$ 2.3
Unrecognized Compensation Cost - Period for Recognition	4.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding on October 1, 2010 (shares)	1,000,000
Outstanding on October 1, 2010 (weighted-average exercise price)	$ 47.12
Issued (shares)				266,750	0	0
Exercised (shares)	(230,000)
Exercised (weighted-average exercise price)	$ 36.06
Outstanding on September 30, 2011 (shares)	770,000	1,000,000
Outstanding on September 30,2011 (weighted-average exercise price)	$ 50.36	$ 47.12
Exercisable (shares)	510,000
Exercisable (weighted-average exercise price)	$ 42.97

Share-Based Payments - Deferred Compensation (Details)	Sep. 30, 2011 Employee [Member]	Dec. 31, 2010 Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual, Additional Stock Equivalents Credited, Percent of Deferred Amount	25.00%	33.33%

Share-Based Payments - Restricted Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	1 Months Ended								60 Months Ended	1 Months Ended	48 Months Ended	1 Months Ended			3 Months Ended	1 Months Ended							2 Months Ended			2 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 Restricted Stock [Member]	Sep. 30, 2010 Restricted Stock [Member]	Sep. 30, 2009 Restricted Stock [Member]	Nov. 16, 2009 Management [Member] Restricted Stock [Member]	Feb. 28, 2009 Management [Member] Restricted Stock [Member]	Oct. 31, 2007 Management [Member] Restricted Stock [Member]	Oct. 31, 2006 Management [Member] Restricted Stock [Member]	Oct. 31, 2010 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Oct. 31, 2009 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Oct. 31, 2008 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Oct. 31, 2007 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Oct. 31, 2006 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Sep. 30, 2011 Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Oct. 31, 2007 Ratably Over Two Years [Member] Employee [Member] Restricted Stock [Member]	Sep. 30, 2011 Ratably Over Two Years [Member] Employee [Member] Restricted Stock [Member]	Nov. 30, 2010 Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2010 Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2009 Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Sep. 30, 2011 Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2009 Dependadnt Upon EPS CAGR [Member] Management [Member]	Nov. 30, 2010 Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2010 Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2009 Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2008 Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2010 Minimum [Member] Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Oct. 31, 2009 Minimum [Member] Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]	Nov. 16, 2011 Restricted Stock Grants [Member] Ratably Over Four Years [Member] Employee [Member] Restricted Stock [Member]	Nov. 16, 2011 Restricted Stock Grants [Member] Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Nov. 07, 2011 Restricted Stock Grants [Member] Third Anniversary of Grant [Member] Management [Member] Restricted Stock [Member]	Nov. 16, 2011 Restricted Stock Grants [Member] Dependadnt Upon EPS CAGR [Member] Management [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Percentage on Third Anniversary of Grant																				25.00%
Minimum EPS CAGR Required For Full Vesting																							12.00%	12.00%
EPS CAGR Threshold For Vesting Percentages Less Than Full Amount																										5.00%	5.00%
Vesting Amount if EPS CAGR is Achieved																					100.00%		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Nonvested RSE at October 1, 2010 (shares)	1,780,000
Nonvested RSE at October 1, 2010 (weighted-average grant date fair value)	$ 75.04
Granted (shares)	780,000					296,000	268,700	303,000	313,300	266,300	265,200	234,800	112,350		11,000		47,900	86,700	145,900			111,700	202,300	339,700	374,600			310,000	130,700		305,000
Granted (weighted-average grant date fair value)	$ 74.87	$ 74,900,000	$ 65,600,000	$ 63,200,000
Vested (shares)	(320,000)				(142,466)									(109,000)		(210,000)		(67,000)	(69,000)	(91,900)
Vested (weighted-average grant date fair value)	$ 83.08
Cancelled (shares)	(260,000)
Cancelled (weighted-average grant date fair value)	$ 104.76
Nonvested RSE at September 30, 2011 (shares)	1,980,000
Nonvested RSE at September 30, 2011 (weighted-average grant date fair value)	$ 69.86
Unrecognized compensation costs	$ 2.3	$ 54.7
Unrecognized Compensation Cost - Period for Recognition	4.3	1.3
RSE Vested - Total Fair Value		$ 25.3	$ 25.8	$ 18
Closing Stock Price																														$ 70.18

Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent liabilities	$ (497.2)	$ (333.7)
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Total recognized in other comprehensive income	(26.4)	(47.5)	(78.6)
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	1,158.9	932.6
Accumulated benefit obligation	1,146.3	891.7
Fair value of plan assets	711.3	641.3
Equity Securities [Member]
Net periodic benefit cost:
Expected long-term rate of return on plan	9.38%
Debt Securities [Member]
Net periodic benefit cost:
Expected long-term rate of return on plan	5.05%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transfer primarily due to acquisition	72.5	0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,046.9	936.3
Service cost	28.9	32.7	31.7
Interest cost	55.9	50.2	52.4
Plan participants' contributions	1.1	1.2
Actuarial loss/(gain)	15	81.2
Benefits paid, net of contributions	(78.1)	(57.3)
Plan amendments	0	0
Special termination benefits	9.6	0
Net transfer primarily due to acquisition	177.7	0
Foreign currency exchange rate changes	4.5	2.6
Benefit obligation at end of year	1,261.5	1,046.9	936.3
Change in Plan Assets
Fair value of plan assets at beginning of year	752.8	699.4
Actual return on plan assets	12.3	81.5
Company contributions	52.7	23.2
Plan participants' contributions	1.1	1.2
Benefits paid	(78.1)	(57.3)
Foreign currency exchange rate changes	1.7	4.8
Fair value of plan assets at end of year	815	752.8	699.4
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status at end of year	(446.5)	(294.1)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent assets	1.2	0
Current liabilities	(7)	(6.4)
Noncurrent liabilities	(440.7)	(287.7)
Net amount recognized	(446.5)	(294.1)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	371.2	325.4
Prior service credit	(42.7)	(47.8)
Transition obligation	0.1	0.9
Net amount recognized, pre-tax	328.6	278.5
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss arising during the year	66.9
Effect of exchange rates	2.6
Transfer out for foreign plans deemed immaterial	(4.2)
Amortization, settlement or curtailment recognition of net transition obligation	1.1
Amortization or curtailment recognition of prior service credit	5.6
Amortization or settlement recognition of net (loss)/gain	(19.7)
Total recognized in other comprehensive income	50.1
Expected contributions to plans in next year	65.7
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	86.4
2013	76.2
2014	79.1
2015	84.1
2016	86
2017 to 2021	454.3
Accumulated Benefit Obligation	1,235.3	986.7
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net actuarial (loss)/gain	(20.5)
Prior service credit	5.5
Plan obligations:
Discount rate	4.60%	4.80%
Compensation increase rate	2.70%	3.40%
Net periodic benefit cost:
Discount rate	4.70%	5.60%
Expected long-term rate of return on plan	7.30%	8.00%
Compensation increase rate	3.40%	3.80%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Percent of Plan Assets Held in the US Plans	80.30%
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Equity Securities	56.00%
Debt Securities	39.00%
Other	5.00%
Net periodic benefit cost:
Defined Benefit Plan, Percent of Annual Earnings Contributed by Employer to Active Participants	6.00%
Defined Benefit Plan, Additional Transitional Pension Credit As a Percentage of Annual Earnings, Lower End of Range	2.00%
Defined Benefit Plan, Additional Transitional Pension Credit As a Percentage of Annual Earnings, Upper End of Range	4.00%
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transfer primarily due to acquisition	0	0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	44.4	43.6
Service cost	0.5	0.5	0.4
Interest cost	2.7	2.5	2.6
Plan participants' contributions	5	5.4
Actuarial loss/(gain)	(7.1)	(0.1)
Benefits paid, net of contributions	(7.3)	(6.6)
Plan amendments	0	(1.2)
Special termination benefits	0	0
Net transfer primarily due to acquisition	12.5	0
Foreign currency exchange rate changes	(0.2)	0.3
Benefit obligation at end of year	50.5	44.4	43.6
Change in Plan Assets
Fair value of plan assets at beginning of year	1	2.2
Actual return on plan assets	0	0
Company contributions	2	0.9
Plan participants' contributions	5	5.4
Benefits paid	(7.3)	(7.5)
Foreign currency exchange rate changes	0	0
Fair value of plan assets at end of year	0.7	1	2.2
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status at end of year	(49.8)	(43.4)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent assets	0	0
Current liabilities	(2.6)	(2.1)
Noncurrent liabilities	(47.2)	(41.3)
Net amount recognized	(49.8)	(43.4)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	(24.1)	(19.1)
Prior service credit	(20.3)	(23)
Transition obligation	0	0
Net amount recognized, pre-tax	(44.4)	(42.1)
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss arising during the year	(6.2)
Effect of exchange rates	0
Transfer out for foreign plans deemed immaterial	0
Amortization, settlement or curtailment recognition of net transition obligation	0
Amortization or curtailment recognition of prior service credit	2.7
Amortization or settlement recognition of net (loss)/gain	1.2
Total recognized in other comprehensive income	(2.3)
Expected contributions to plans in next year	2.7
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	3.4
2013	3.3
2014	3.3
2015	3.2
2016	3.2
2017 to 2021	14.6
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net actuarial (loss)/gain	1.9
Prior service credit	$ 2.6
Plan obligations:
Discount rate	4.80%	5.10%
Net periodic benefit cost:
Discount rate	5.10%	5.90%
Expected long-term rate of return on plan	3.20%	3.50%

Pension Plans and Other Postretirement Benefits - Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 28.9	$ 32.7	$ 31.7
Interest cost	55.9	50.2	52.4
Expected return on plan assets	(63.3)	(62.1)	(60.7)
Amortization of unrecognized prior service cost	(5.6)	(6.1)	(2.9)
Amortization of unrecognized transition asset	0.2	0.2	0.4
Recognized net actuarial loss/(gain)	14.5	7.7	2.9
Curtailment loss recognized	0.9	0	0
Special termination benefits recognized	9.6	0	0
Settlement loss recognized	5.2	0	3.2
Net periodic benefit cost	46.3	22.6	27
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.5	0.5	0.4
Interest cost	2.7	2.5	2.6
Expected return on plan assets	0	(0.1)	0
Amortization of unrecognized prior service cost	(2.7)	(2.7)	(2.5)
Amortization of unrecognized transition asset	0	0	0
Recognized net actuarial loss/(gain)	(1.3)	(1.5)	(1.6)
Curtailment loss recognized	0	0	0
Special termination benefits recognized	0	0	0
Settlement loss recognized	0	0	0
Net periodic benefit cost	$ (0.8)	$ (1.3)	$ (1.1)

Pension Plans and Other Postretirement Benefits - Fair Value (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	815	752.8	699.4
Pension Plans [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	218	233.2
Pension Plans [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	597	519.6
Pension Plans [Member] | Equity Securities, United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	278	280.8
Pension Plans [Member] | Equity Securities, United States [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	168.1	186.3
Pension Plans [Member] | Equity Securities, United States [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	109.9	94.5
Pension Plans [Member] | Equity Securities, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	175.9	170.1
Pension Plans [Member] | Equity Securities, International [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41.7	35.8
Pension Plans [Member] | Equity Securities, International [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	134.2	134.3
Pension Plans [Member] | US Government Agencies Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	230.4	196.2
Pension Plans [Member] | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Pension Plans [Member] | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	230.4	196.2
Pension Plans [Member] | Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	29.5	48.2
Pension Plans [Member] | Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Pension Plans [Member] | Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	29.5	48.2
Pension Plans [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	61.2	30.2
Pension Plans [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Pension Plans [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	61.2	30.2
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	30.5	14.1
Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8.2	6.8
Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	22.3	7.3
Pension Plans [Member] | Other Defined Benefit Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.5	13.2
Pension Plans [Member] | Other Defined Benefit Plan Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	4.3
Pension Plans [Member] | Other Defined Benefit Plan Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.5	8.9
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.7	1	2.2
Postretirement [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0.7	$ 1

Defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Before Tax Matching Percentage		50.00%
Defined Contribution Plan, Maximum Percentage of Before Tax Compensation Matched by Employer		6.00%
Defined Contribution Plan, Maximum Percentage of After Tax Compensation Matched by Employer	1.00%
Defined Contribution Plan, Employer After Tax Matching Percentage	325.00%
Defined Contribution Plan, Cost Recognized		$ 9.2	$ 8	$ 8.1
American Safety Razor [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized		$ 0.9

Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011 Private Placement Notes [Member]	Sep. 30, 2010 Private Placement Notes [Member]	Sep. 30, 2011 Private Placement Notes 3.86% [Member]	May 19, 2011 Private Placement Notes 3.86% [Member]	Sep. 30, 2011 Private Placement Notes 6.05% [Member]	May 19, 2011 Private Placement Notes 6.05% [Member]	Sep. 30, 2011 Private Placement Notes Early Redemption [Member]	Sep. 30, 2011 Senior Notes Due 2021 [Member]	May 19, 2011 Senior Notes Due 2021 [Member]	Sep. 30, 2010 Senior Notes Due 2021 [Member]	Sep. 30, 2011 Term Loan Due 2012 [Member]	Sep. 30, 2010 Term Loan Due 2012 [Member]	Sep. 30, 2011 Asset Securitization Program [Member]	Sep. 30, 2011 Debt With Variable Interest Rates [Member]	Sep. 30, 2011 Debt Covered By Interest Rate Swap Agreements [Member]
Short-term Debt [Abstract]
Notes payable	$ 56	$ 24.9
Short-term Debt, Weighted Average Interest Rate	3.10%	5.70%
Long-term Debt	2,312.5	2,288.5		1,265	1,835						600		0	447.5	453.5
Current maturities of long-term debt	106	266
Long-term debt	2,206.5	2,022.5
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum				4.10%						3.90%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum				6.60%						6.10%
Debt Instrument, Maturity Date Range, Start				6/30/2011
Debt Instrument, Maturity Date Range, End				6/30/2017
Debt Instrument, Interest Rate, Stated Percentage							3.86%		6.05%			4.70%						1.90%
Debt Instrument, Maturity Date											May 19, 2021
Debt Instrument, Basis Spread on Variable Rate														0.75%
Debt Instrument, Interest Rate at Period End														0.90%
Debt, Long-term and Short-term, Combined Amount	2,368.5																503.5	300
Total Committed Debt Facilities	2,818.5
Total Committed Debt Facilities, Remaining Borrowing Capacity	438.2
Letters of Credit Outstanding, Amount	11.8
Debt Instrument, Decrease, Repayments						25		140		333.3						14.4
Line of Credit Facility, Decrease, Repayments	82.8
Debt Instrument, Decrease, Repayments, Principal Amount										310
Debt Instrument, Decrease, Repayments, Make Whole Premiums										19.9
Debt Instrument, Decrease, Repayments, Accrued Interest										3.4
Treasury Stock, Shares, Acquired	3.7
Payments of Debt Issuance Costs	7.6	0	0								4.5
Receivables Securitization Program, Maximum Borrowing Capacity	200
Receivables Securitization Program, Amount Outstanding	35
Long-term Debt, by Maturity [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	106
Long-term Debt, Maturities, Repayments of Principal in Year Two	566.5
Long-term Debt, Maturities, Repayments of Principal in Year Three	140
Long-term Debt, Maturities, Repayments of Principal in Year Four	230
Long-term Debt, Maturities, Repayments of Principal in Year Five	210
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 1,060

Debt - Credit Facility (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2011 US Revolving Credit Facility [Member]	May 05, 2011 US Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 450	$ 275
Line of Credit Facility, Amount Outstanding										0
Line of Credit Facility, Maximum Debt to EBITDA Ratio Allowed									4
Line of Credit Facility, Debt to EBITDA Ratio, Threshold for Four Consecutive Quarters									3.5
Line of Credit Facility, Additional Basis Points When Debt to EBITDA Ratio is Above Threshold									0.75%
Line of Credit Facility, Minimum EBIT to Interest Expense Ratio Allowed									3
Line of Credit Facility, Actual Debt to EBITDA Ratio									2.92
Line of Credit Facility, Actual EBIT to Interest Expense Ratio									4.33
Amount Recognized in Income Due to Inflationary Accounting	$ 0.5	$ 0	$ (1)	$ 2.3	$ (2.8)	$ (5.7)	$ (2.8)	$ 25.5

Preferred Stock (Details) (USD $)	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Class of Stock Disclosures [Abstract]
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding	0	0	0

Shareholders' Equity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				2 Months Ended
	Sep. 30, 2011	Jul. 24, 2006	Sep. 30, 2011 Incentive Stock Plan 2000 [Member]	Sep. 30, 2011 Incentive Stock Plan 2009 [Member]	Nov. 16, 2011 Repurchase of Equity [Member]
Common Stock Disclosures [Abstract]
Common Stock, Shares Authorized	300
Common Stock, Capital Shares Reserved for Future Issuance			1.3	1.7
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		10
Shares repurchased	3.7				0.8
Shares repurchased (value)	$ 276				$ 56
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	3.4

Financial Instruments and Risk Management - Concentration of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Concentration Risk [Line Items]
Accounts Receivable	893.6	[1]	824.8	[2]
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable	118.8
Wal-Mart Stores [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	19.50%		20.10%		21.40%

[1]	Trade receivables, net for the Non-Guarantors includes approximately $373 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $341 at September 30, 2010 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

Financial Instruments and Risk Management - Derivative Contracts (Details) (USD $)	Sep. 30, 2011 contracts	Sep. 30, 2010
Derivatives, Fair Value [Line Items]
Debt, Long-term and Short-term, Combined Amount	$ 2,368,500,000
Commodity Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accumulated Other Comprehensive Income (Loss) - Outstanding Hedging Instruments	6,200,000	(1,000,000)
Commodity Contracts - Unrealized Gain (Loss) to be Reclassified During Next 12 Months	(5,600,000)
Number of open contracts	18
Derivative - Percent of Required Need Covered	90.00%
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accumulated Other Comprehensive Income (Loss) - Outstanding Hedging Instruments	3,300,000	16,800,000
Number of open contracts	64
Derivative, Notional Amount	360,000,000
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	2,700,000
Foreign Exchange Contracts in Japan [Member]
Derivatives, Fair Value [Line Items]
Accumulated Other Comprehensive Income (Loss) - Outstanding Hedging Instruments	(7,000)
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accumulated Other Comprehensive Income (Loss) - Outstanding Hedging Instruments	(4,700,000)	(7,800,000)
Debt With Variable Interest Rates [Member]
Derivatives, Fair Value [Line Items]
Debt, Long-term and Short-term, Combined Amount	503,500,000
Debt Covered By Interest Rate Swap Agreements [Member]
Derivatives, Fair Value [Line Items]
Debt, Long-term and Short-term, Combined Amount	$ 300,000,000

Financial Instruments and Risk Management - Fair Value & Gain/Loss of Derivatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (6.6)	[1]	$ (22.1)	[1]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(23.6)	[2],[3]	(3.5)	[2],[3]
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(4.5)	[1]	(12.3)	[1]
Foreign Exchange Contract [Member] | Other Financing [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(24.6)	[2],[3]	(10.8)	[2],[3]
Commodity Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Accumulated Other Comprehensive Income (Loss), Net Gain (Loss) from Cash Flow Hedges To Be Reclassificed to Earnings From Sale of Inventory	0.2
Commodity Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(5.2)	[1],[4]	1.4	[1]
Commodity Contract [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1	[2],[3],[4]	7.3	[2],[3]
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	3.1	[1]	(11.2)	[1]
Interest Rate Contract [Member] | Other Financing [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	[2],[3]	0	[2],[3]
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3.9		(4.8)
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	(3)		(0.1)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	0.4		2.8
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Financing [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	4.5		(5.4)
Not Designated as Hedging Instrument [Member] | Share Option [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	(3.4)		(2.9)
Not Designated as Hedging Instrument [Member] | Share Option [Member] | Sales, General and Administrative [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(0.6)		0.6
Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivative, Fair Value, Net [Abstract]
Derivative, Fair Value, Net	(7.6)	[5],[6]	(23.6)	[5],[6]
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative, Fair Value, Net [Abstract]
Derivative, Fair Value, Net	3.3	[5],[6]	(16.8)	[5],[6]
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative, Fair Value, Net [Abstract]
Derivative, Fair Value, Net	(4.7)	[5],[6]	(7.8)	[5],[6]
Other Assets [Member] | Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Derivative, Fair Value, Net [Abstract]
Derivative, Fair Value, Net	$ (6.2)	[4],[5],[6]	$ 1	[5],[6]

[1]	OCI is defined as other comprehensive income.
[2]	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts in other financing, commodity contracts in Cost of products sold.
[3]	Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion recognized in income was insignificant to the twelve months ended September 30, 2011.
[4]	At September 30, 2011, $0.2 of gains associated with the Company's commodity contracts were capitalized to AOCI. The loss will be reclassified from AOCI into income as a result of inventory being sold.
[5]	All derivative liabilities are presented in other current liabilities or other liabilities.
[6]	All derivative assets are presented in other current assets or other assets.

Financial Instruments and Risk Management - Fair Value Hierarchy (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Long-term Debt	$ 2,312.5	$ 2,288.5
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Total Assets/(Liabilities) at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Deferred Compensation	(147.6)	(136.4)
Total Assets/(Liabilities) at fair value	(158.2)	(160.1)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Total Assets/(Liabilities) at fair value	0	0
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Derivative Assets (Liabilities), at Fair Value	3.7	(14)
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Derivative Assets (Liabilities), at Fair Value	(6.2)	1
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Derivative Assets (Liabilities), at Fair Value	(4.7)	(7.8)
Share Option [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Derivative Assets (Liabilities), at Fair Value	(3.4)	(2.9)
Private Placement Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Long-term Debt	1,265	1,835
Fixed-rate Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Long-term Debt, Fair Value	1,969.3	2,077.5
Long-term Debt	$ 1,865

Environmental and Legal Matters (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Site Contingency [Line Items]
Total Accrued Environmental Costs	$ 7,100
Accrued Environmental Costs - Current	1,600
American Safety Razor [Member]
Site Contingency [Line Items]
Total Accrued Environmental Costs	13
Accrued Environmental Costs - Current	$ 1
Accrual for Environmental Loss Contingencies, Discount Rate	4.00%

Other Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense, Net	$ 32.6	$ 30.5	$ 32.2
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	27.8
Operating Leases, Future Minimum Payments, Due in Two Years	21.1
Operating Leases, Future Minimum Payments, Due in Three Years	17
Operating Leases, Future Minimum Payments, Due in Four Years	13.1
Operating Leases, Future Minimum Payments, Due in Five Years	11.3
Operating Leases, Future Minimum Payments, Due Thereafter	$ 30.8

Supplemental Financial Statement Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Inventories
Raw materials and supplies	$ 95.5	$ 79.5
Work in process	139.9	133.3
Finished products	418	453.5
Total inventories	653.4	666.3
Other Current Assets
Miscellaneous receivables	58.6	50.2
Deferred income tax benefits	189.2	160.4
Prepaid expenses	84.3	78.3
Other	42.3	19.8
Total other current assets	374.4	308.7
Property, Plant and Equipment
Land	39.4	37.3
Buildings	297.4	283.6
Machinery and equipment	1,719.8	1,644.2
Construction in progress	71.7	64.6
Total gross property	2,128.3	2,029.7
Accumulated depreciation	(1,242.9)	(1,189.1)
Total net property, plant and equipment, net	885.4	840.6
Other Current Liabilities
Accrued advertising, promotion and allowances	316	331.3
Accrued salaries, vacations and incentive compensation	110.4	101.5
Returns reserve	48.5	51.5
Restructuring reserve	7.2	2.6
Restructuring/Realignment reserve	7.2	2.6
Other	225.6	204.7
Total other current liabilities	707.7	691.6
Other Liabilities
Pensions and other retirement benefits	497.2	333.7
Deferred compensation	151.7	153.5
Deferred income tax liabilities	453.8	449.4
Other non-current liabilities	93.6	75.7
Total other liabilities	1,196.3	1,012.3
Supplemental Cash Flow Information [Abstract]
Interest paid	141.8	122.1	150.4
Income taxes paid	206.4	131.5	167.3
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	13.2	11.3	11.2
Impact of Playtex acquisition	0.8	0	0
Provision charged to expense, net of reversals	4.6	4.6	5.9
Write-offs, less recoveries, translation, other	(2.7)	(2.7)	(5.8)
Balance at end of year	15.9	13.2	11.3
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	11	10.3	9.1
Provision charged to expense, net of reversals	11.4	2.7	1.2
Reversal of provision charged to expense	(4.6)	(1.3)	0
Write-offs, less recoveries, translation, other	(5.2)	(0.7)	0
Balance at end of year	$ 12.6	$ 11	$ 10.3

Segment Information (Details) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended																																																			12 Months Ended				12 Months Ended						12 Months Ended
	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2009 USD ($)	Sep. 30, 2011 Alkaline batteries [Member] USD ($)	Sep. 30, 2010 Alkaline batteries [Member] USD ($)	Sep. 30, 2009 Alkaline batteries [Member] USD ($)	Sep. 30, 2011 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2010 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2009 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2011 Wet Shave [Member] USD ($)	Sep. 30, 2010 Wet Shave [Member] USD ($)	Sep. 30, 2009 Wet Shave [Member] USD ($)	Sep. 30, 2011 Skin Care [Member] USD ($)	Sep. 30, 2010 Skin Care [Member] USD ($)	Sep. 30, 2009 Skin Care [Member] USD ($)	Sep. 30, 2011 Feminine Care [Member] USD ($)	Sep. 30, 2010 Feminine Care [Member] USD ($)	Sep. 30, 2009 Feminine Care [Member] USD ($)	Sep. 30, 2011 Infant Care [Member] USD ($)	Sep. 30, 2010 Infant Care [Member] USD ($)	Sep. 30, 2009 Infant Care [Member] USD ($)	Sep. 30, 2011 Other Personal Care Products [Member] USD ($)	Sep. 30, 2010 Other Personal Care Products [Member] USD ($)	Sep. 30, 2009 Other Personal Care Products [Member] USD ($)	Sep. 30, 2011 Operating Segments [Member] USD ($)	Sep. 30, 2010 Operating Segments [Member] USD ($)	Sep. 30, 2009 Operating Segments [Member] USD ($)	Sep. 30, 2011 Personal Care [Member] USD ($)	Sep. 30, 2010 Personal Care [Member] USD ($)	Sep. 30, 2009 Personal Care [Member] USD ($)	Sep. 30, 2011 Household Products [Member] USD ($)	Sep. 30, 2010 Household Products [Member] USD ($)	Sep. 30, 2009 Household Products [Member] USD ($)	Sep. 30, 2011 Corporate Elimination [Member] USD ($)	Sep. 30, 2010 Corporate Elimination [Member] USD ($)	Sep. 30, 2009 Corporate Elimination [Member] USD ($)	Sep. 30, 2011 United States [Member] USD ($)	Sep. 30, 2010 United States [Member] USD ($)	Sep. 30, 2009 United States [Member] USD ($)	Sep. 30, 2011 Segment, Geographical, Groups of Countries, Group One [Member] USD ($)	Sep. 30, 2010 Segment, Geographical, Groups of Countries, Group One [Member] USD ($)	Sep. 30, 2009 Segment, Geographical, Groups of Countries, Group One [Member] USD ($)	Sep. 30, 2011 Germany [Member] USD ($)	Sep. 30, 2010 Germany [Member] USD ($)	Sep. 30, 2011 Singapore [Member] USD ($)	Sep. 30, 2010 Singapore [Member] USD ($)	Sep. 30, 2011 Other International [Member] USD ($)	Sep. 30, 2010 Other International [Member] USD ($)	Sep. 30, 2011 Canada [Member]	Sep. 30, 2010 Canada [Member]	Sep. 30, 2009 Canada [Member]	Sep. 30, 2011 Wal-Mart Stores [Member]	Sep. 30, 2010 Wal-Mart Stores [Member]	Sep. 30, 2009 Wal-Mart Stores [Member]	Sep. 30, 2009 Shave Preparation [Member] USD ($)	Sep. 30, 2011 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2010 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2010 Venezuela Inflationary Accounting [Member] VEF	Sep. 30, 2011 Senior Notes Due May 2021 [Member] USD ($)	May 19, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2010 Senior Notes Due May 2021 [Member] USD ($)	Sep. 30, 2011 Private Placement Notes Early Redemption [Member] USD ($)
Segment Reporting Information [Line Items]
Debt Instrument, Decrease, Repayments, Make Whole Premiums																																																																						$ 19.9
Inventory Adjustments																																																															3.7
Foreign Currency Transaction Gain (Loss), before Tax																																																																(1.8)	18.3
Foreign Currency Exchange Rate, Translation																																																																		5.6
Entity-Wide Revenue, Major Customer, Percentage																																																												19.50%	20.10%	21.40%
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales	1,198.8	1,234.5	1,035.3	1,177.1	1,059.7	1,076.8	935.1	1,176.7	4,645.7	4,248.3	3,999.8	1,311.7	1,327.9	1,264.3	884.3	871.8	845.2	1,637.4	1,265.1	1,118.1	417.6	383	364	195.1	198.8	214.1	198	201.7	194.1	1.6	0	0				2,449.7	2,048.6	1,890.3	2,196	2,199.7	2,109.5				2,341.9	2,196.8	2,100.1	2,303.8	2,051.5	1,899.7
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Operating Profit									819	817.7	739.7																									408.4	366.6	341.1	410.6	451.1	398.6
General corporate and other expenses									119.9	108.4	(97.4)
Devaluation and other impacts										18.3	0
VERO/RIF									0	0	(38.6)
PTO policy change									0	0	24.1
Acquisition inventory valuation										0	(3.7)
Amortization									21.3	13.6	(13.1)
Interest expense and other financing									150.6	133.5	(165.7)
Earnings before income taxes									406	543.4	445.3
Reconciliation from Segment Totals to Consolidated [Abstract]
Depreciation and amortization									181.3	139.2	130.4																						142.4	123.7	116.5	78.9	57.9	50.9	63.5	65.8	65.6	38.9	15.5	13.9
Segment Reporting Information, Net Assets	2,575.5				2,455.7				2,575.5	2,455.7																										1,318	1,156.6		1,257.5	1,299.1
Corporate Assets	734.4				841.6				734.4	841.6
Goodwill and other intangible assets net	3,353.5				3,090.6				3,353.5	3,090.6
Assets	6,663.4				6,387.9				6,663.4	6,387.9
Capital expenditures									98	108.7	139.7																						97.6	107.4	137.7	36.6	38.2	56.9	61	69.2	80.8	0.4	1.3	2
Long-Lived Assets [Abstract]
Long-Lived Assets	917.3				867.8				917.3	867.8																																			615.6	532.3					93.3	106.2	81.7	79.6	126.7	149.7
Sales Revenue, Goods, Net, Percentage																																																									5.30%	5.70%	5.10%
Long-term Debt	$ 2,312.5				$ 2,288.5				$ 2,312.5	$ 2,288.5																																																									$ 600		$ 0
Debt Instrument, Interest Rate, Stated Percentage																																																																				4.70%

Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 1,198.8	$ 1,234.5	$ 1,035.3	$ 1,177.1	$ 1,059.7	$ 1,076.8	$ 935.1	$ 1,176.7	$ 4,645.7	$ 4,248.3	$ 3,999.8
Gross profit	546	573	471.1	555.6	494.3	517.6	447.2	560.2	2,145.7	2,019.3	1,858.6
Net earnings	45.8	65.9	39.1	110.4	84.8	104	88.5	125.7	261.2	403	297.8
Basic earnings per share	$ 0.67	$ 0.95	$ 0.56	$ 1.56	$ 1.21	$ 1.48	$ 1.27	$ 1.8	$ 3.75	$ 5.76	$ 4.77
Diluted earnings per share	$ 0.67	$ 0.94	$ 0.55	$ 1.55	$ 1.2	$ 1.47	$ 1.25	$ 1.78	$ 3.72	$ 5.72	$ 4.72
Items increasing/(decreasing) net earnings:
Project 2020	(15.3)	(16.9)	(30)	(1.3)
Early debt retirement/duplicate interest	(1.9)	(12.5)	0	0					(19.9)	0	0
Venezuela	(0.5)	0	1	(2.3)	2.8	5.7	2.8	(25.5)
VERO/Separation costs					0.2	(0.1)	0	0
Integration costs					0.1	(0.3)	(0.6)	(1)
Provisions for restructuring and related costs					(1.1)	(0.5)	(0.5)	(3.5)
ASR costs	(1.2)	(2.5)	(0.9)	(3.8)
Inventory write up	0	0	(2.7)	(1.7)
Other realignment/integration costs	(0.1)	0.2	(1.9)	(0.2)
Tax benefits - special foreign tax credit	(10.8)	1.1	0	0	23.5	0	0	0
Adjustment to prior years tax accruals					$ 2.4	$ 3.7	$ 0	$ 0

Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended																											12 Months Ended
	Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010		Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009	Sep. 30, 2011 Parent Company [Member]		Sep. 30, 2010 Parent Company [Member]		Sep. 30, 2009 Parent Company [Member]	Sep. 30, 2011 Guarantors [Member]		Sep. 30, 2010 Guarantors [Member]		Sep. 30, 2009 Guarantors [Member]	Sep. 30, 2011 Non-Guarantors [Member]		Sep. 30, 2010 Non-Guarantors [Member]		Sep. 30, 2009 Non-Guarantors [Member]	Sep. 30, 2011 Eliminations [Member]		Sep. 30, 2010 Eliminations [Member]		Sep. 30, 2009 Eliminations [Member]	Sep. 30, 2011 Subsidiary of Common Parent [Member] Energizer Receivables Funding Corp. [Member]	Sep. 30, 2010 Subsidiary of Common Parent [Member] Energizer Receivables Funding Corp. [Member]	Sep. 30, 2011 Senior Notes Due May 2021 [Member]	May 19, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2010 Senior Notes Due May 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term Debt	$ 2,312.5					$ 2,288.5					$ 2,312.5		$ 2,288.5																									$ 600		$ 0
Debt Instrument, Interest Rate, Stated Percentage																																							4.70%
Income Statement [Abstract]
Net sales	1,198.8		1,234.5	1,035.3	1,177.1	1,059.7		1,076.8	935.1	1,176.7	4,645.7		4,248.3		3,999.8	0		0		0	2,775.2		2,551.9		2,405.6	2,444.5		2,229.3		2,048.9	(574)		(532.9)		(454.7)
Cost of products sold											2,500		2,229		2,141.2	0		0		0	1,658.4		1,483.1		1,396.4	1,418.4		1,270.1		1,209.1	(576.8)		(524.2)		(464.3)
Gross profit	546		573	471.1	555.6	494.3		517.6	447.2	560.2	2,145.7		2,019.3		1,858.6	0		0		0	1,116.8		1,068.8		1,009.2	1,026.1		959.2		839.8	2.8		(8.7)		9.6
Selling, general and administrative expense											856.1		765.7		742.6	0		0		0	420.4		379.5		373.3	435.7		386.2		369.3	0		0		0
Advertising and promotion expense											524		461.3		414.5	0		0		0	285.9		274.3		241	240.8		188.8		174.1	(2.7)		(1.8)		(0.6)
Research and development expense											108.3		97.1		90.5	0		0		0	108.2		97		90.3	0.1		0.1		0.2	0		0		0
Household Products restructuring											79		0		0	0					3					76					0
Interest expense/(income)											141.3		125.4		144.7	137.1		121.5		136.6	(2.4)		(1.4)		(1.3)	6.6		5.3		9.4	0		0		0
Intercompany interest (income)/expense											0		0		0	(134.5)		(119.5)		(133.6)	133.7		118.2		132.9	0.8		1.3		0.7	0		0		0
Other financing expense, net											31		26.4		21	0		(0.1)		(0.2)	2		1.3		2.1	29		25.2		19.1	0		0		0
Intercompany dividends/service fees											0		0		0	0		0		0	(113.5)		(69.9)		(117.3)	(10.6)		(16.9)		(7.4)	124.1		86.8		124.7
Equity in earnings of subsidiaries											0		0		0	(271.2)		(412.5)		(302)	(153.6)		(266.5)		(191.1)	0		0		0	424.8		679		493.1
Earnings before income taxes											406		543.4		445.3	268.6		410.6		299.2	433.1		536.3		479.3	247.7		369.2		274.4	(543.4)		(772.7)		(607.6)
Income tax expense (benefit)											144.8		140.4		147.5	7.4		7.6		1.4	64.6		52.3		76	71.1		83.6		67.8	1.7		(3.1)		2.3
Net earnings	45.8		65.9	39.1	110.4	84.8		104	88.5	125.7	261.2		403		297.8	261.2		403		297.8	368.5		484		403.3	176.6		285.6		206.6	(545.1)		(769.6)		(609.9)
Statement of Financial Position [Abstract]
Cash and cash equivalents	471.2					629.7					471.2		629.7		359.3	0		211.5		83	4.3		2.5		3.7	466.9		415.7		272.6	0		0		0
Trade receivables, net	893.6	[1]				824.8	[2]				893.6	[1]	824.8	[2]		0	[1]	0	[2]		15.3	[1]	0	[2]		878.3	[1]	824.8	[2]		0	[1]	0	[2]		373	341
Inventory, Net	653.4					666.3					653.4		666.3			0		0			318.7		340.1			363.8		356			(29.1)		(29.8)
Prepaid Expense and Other Assets, Current	374.4					308.7					374.4		308.7			21.1		0.3			243.7		209.4			131.1		118.2			(21.5)		(19.2)
Current Assets	2,392.6					2,429.5					2,392.6		2,429.5			21.1		211.8			582		552			1,840.1		1,714.7			(50.6)		(49)
Investment in subsidiaries	0					0					0		0			6,177.9		5,631.1			1,430.6		1,354.9			0		0			(7,608.5)		(6,986)
Intercompany receivables	0					0					0		0			0		0			1,755.8		1,468.8			0		0			(1,755.8)		(1,468.8)
Property, Plant and Equipment, Net	885.4					840.6					885.4		840.6			0		0			574.8		519			310.6		321.6			0		0
Goodwill	1,475.3					1,316.4					1,475.3		1,316.4			0		0			1,105		989.7			370.3		326.7			0		0
Other intangible assets, net	1,878.2					1,774.2					1,878.2		1,774.2			0		0			1,664.3		1,600.7			213.9		173.5			0		0
Other noncurrent assets	31.9					27.2					31.9		27.2			10.4		5.4			11.1		9.7			10.4		12.1			0		0
Assets	6,663.4					6,387.9					6,663.4		6,387.9			6,209.4		5,848.3			7,123.6		6,494.8			2,745.3		2,548.6			(9,414.9)		(8,503.8)
Current liabilities	1,159.3					1,253.5					1,159.3		1,253.5			141.1		305.4			437.3		427.1			611.8		550.2			(30.9)		(29.2)
Intercompany payables	0					0					0		0			1,712.5		1,380.8			0		0			43.3		88			(1,755.8)		(1,468.8)
Long-term debt	2,206.5					2,022.5					2,206.5		2,022.5			2,206.5		2,022.5			0		0			0		0			0		0
Other noncurrent liabilities	1,196.3					1,012.3					1,196.3		1,012.3			48		40			975.9		779.7			172.4		192.6			0		0
Liabilities	4,562.1					4,288.3					4,562.1		4,288.3			4,108.1		3,748.7			1,413.2		1,206.8			827.5		830.8			(1,786.7)		(1,498)
Total Shareholders' equity	2,101.3					2,099.6					2,101.3		2,099.6		1,762.3	2,101.3		2,099.6			5,710.4		5,288			1,917.8		1,717.8			(7,628.2)		(7,005.8)
Total liabilities and shareholders' equity	6,663.4					6,387.9					6,663.4		6,387.9			6,209.4		5,848.3			7,123.6		6,494.8			2,745.3		2,548.6			(9,414.9)		(8,503.8)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities											412.5		652.4		489.2	303.4		211.2		108	(73.4)		(17.5)		(45.7)	182.5		458.7		426.9	0		0		0
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures											(98)		(108.7)		(139.7)	0		0		0	(55.4)		(57)		(78.6)	(42.6)		(51.7)		(61.1)	0		0		0
Proceeds from Sale of Productive Assets											7.6		0.8		2.5	0		0		0	5		0.1		0.3	2.6		0.7		2.2	0		0		0
Acquisitions, net of cash acquired											(267.1)		0		(275)	(267.1)				(275)	0				0	0				0	0				0
Other, net											(6)		(5.4)		0	0		0		0	(4.8)		(4.9)		(0.2)	(1.2)		(0.5)		0.2	0		0		0
Net Cash Provided by (Used in) Investing Activities											(363.5)		(113.3)		(412.2)	(267.1)		0		(275)	(55.2)		(61.8)		(78.5)	(41.2)		(51.5)		(58.7)	0		0		0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Cash proceeds from issuance of debt with original maturities greater than 90 days											600		0		0	600					0					0					0
Cash payments on debt with original maturities greater than 90 days											(576)		(101)		(306)	(576)		(101)		(306)	0		0		0	0		0		0	0		0		0
Payment of debt issue cost											(7.6)		0		0	(7.6)					0					0					0							(4.5)
Net (decrease)/increase in debt with original maturities of 90 days or less											45.7		(151.9)		(102)	0		0		0	15.1		(5.1)		(5)	30.6		(146.8)		(97)	0		0		0
Common stock purchased											(276)		0		0	(276)					0					0					0
Proceeds from issuance of common stock											8.2		12.6		515.8	8.2		12.6		515.8	0		0		0	0		0		0	0		0		0
Excess tax benefits from share-based payments											3.7		5.8		3.2	3.7		5.8		3.2	0		0		0	0		0		0	0		0		0
Capital (contribution)/return											0		0		0	0		0		0	(8.8)		(3.5)		3.7	8.8		3.5		(3.7)	0		0		0
Intercompany dividend											0		0		0	0		0		0	124.1		86.8		124.7	(124.1)		(86.8)		(124.7)	0		0		0
Net Cash Provided by (Used in) Financing Activities											(202)		(234.5)		111	(247.7)		(82.6)		213	130.4		78.2		123.4	(84.7)		(230.1)		(225.4)	0		0		0
Effect of exchange rate changes on cash											(5.5)		(34.2)		0.1	0		0		0	0		0		0	(5.5)		(34.2)		0.1	0		0		0
Cash and Cash Equivalents, Period Increase (Decrease)											(158.5)		270.4		188.1	(211.5)		128.5		46	1.8		(1.2)		(0.9)	51.2		143.1		143	0		0		0
Cash and cash equivalents, beginning of period					629.7					359.3	629.7		359.3		171.2	211.5		83		37	2.5		3.7		4.6	415.7		272.6		129.6	0		0		0
Cash and cash equivalents, end of period	$ 471.2					$ 629.7					$ 471.2		$ 629.7		$ 359.3	$ 0		$ 211.5		$ 83	$ 4.3		$ 2.5		$ 3.7	$ 466.9		$ 415.7		$ 272.6	$ 0		$ 0		$ 0

[1]	Trade receivables, net for the Non-Guarantors includes approximately $373 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $341 at September 30, 2010 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.